Logo: NUVEEN Investments

Annual Report October 31, 2001

Municipal Closed-End Exchange Traded Funds

Dependable, tax-free income to help you keep more of what you earn.



INSURED QUALITY
NQI

INSURED OPPORTUNITY
NIO

PREMIER INSURED INCOME
NIF

INSURED PREMIUM INCOME 2
NPX

Invest well.

Look ahead.

LEAVE YOUR MARK.(SM)

photo: water

photo: man and child

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

Photo of: Timothy R. Schwertfeger
Chairman of the Board


Sidebar text: "A diversified portfolio can leave you well positioned to reduce overall investment risk."



Dear
  Shareholder

In the aftermath of September 11, the financial markets have reacted with volatility and uncertainty as investors attempt to better understand how the U.S. and world economies are likely to perform in the months ahead. It's too soon to tell what the long-term impact will be on the markets or your Fund, but one thing that is increasingly clear to us is that a diversified portfolio that includes high quality municipal bonds can leave you well positioned to reduce overall investment volatility.

For example, during the period covered by this report, all of these Nuveen Funds continued to meet their primary objectives of providing attractive monthly income from a portfolio of high quality municipal bonds. Detailed information on your Fund's performance can be found in the Portfolio Manager's Comments and Performance Overview sections of this report. I urge you to take the time to read them.

In addition to providing you with steady tax-free income, your Nuveen Fund also features several characteristics that can help make it an essential part of your overall investment strategy. These include careful research, constant surveillance and judicious trading by Nuveen's seasoned portfolio management team, with every action designed to supplement income, improve Fund structure, better adapt to current market conditions or increase diversification. In turbulent times like these, prudent investors understand the importance of diversification, balance, and risk management, all attributes your Nuveen Fund can bring to your portfolio.

For more than 100 years, Nuveen has specialized in offering quality investments such as these Nuveen Funds to those seeking to accumulate and preserve wealth and establish a lasting legacy. Our mission continues to be to assist you and your financial advisor by offering the investment services and products that can help you invest well and leave your mark for future generations. We thank you for continuing to choose Nuveen Investments as your partner as you work toward that goal.


Sincerely,

/s/ Timothy R. Schwertfeger



Timothy R. Schwertfeger
Chairman of the Board

December 15, 2001


Sidebar text: "Today, perhaps more than ever, investors have the ability to make a lasting impact on their families and their world for generations to come."

Nuveen National Insured Municipal Closed-End Exchange-Traded Funds (NQI, NIO, NIF, NPX)

Portfolio Manager's
               Comments

Portfolio manager Steve Krupa examines economic and market conditions, key strategies, and the performance of the Nuveen National Insured Municipal Closed-End Exchange-Traded Funds. Steve, who has 22 years of experience as an investment professional at Nuveen, has managed NQI and NIO since their inceptions in 1990 and 1991, respectively, and added NIF and NPX in 1998.

WHAT FACTORS HAD THE GREATEST INFLUENCE ON THE U.S. ECONOMY AND THE MUNICIPAL MARKET DURING THIS REPORTING PERIOD?
The two major forces at work during the twelve months ended October 31, 2001, were the continued slowdown in economic growth and the Federal Reserve's aggressive approach to easing short-term interest rates. While these two factors had a great impact over the entire period covered in this report, the tragic events of September 11 and its aftermath also have had a profound effect on the economy and the markets.

In January 2001, the Fed embarked on a series of interest rate cuts designed to stimulate the sluggish U.S. economy. During the first ten months of the year, the Fed announced nine reductions totaling 400 basis points, bringing the federal funds rate to 2.50% as of October 31, 2001. (On November 6, 2001, following the end of the period covered in this report, the Fed reduced the fed funds rate to 2.00%, its lowest level since 1961.) The consensus among many market observers is that the Fed could decide to cut rates again if signs of a significant economic slowdown continue.

In the municipal market, the general environment of the past twelve months has helped many fixed-income securities perform well. The interest rate cuts created favorable conditions for both new municipal bond issuance and refundings, which together totaled $223.4 billion nationwide through the first ten months of 2001, an increase of 36% over January-October 2000. On the demand side, municipal bonds continued to be highly sought after by individual investors looking for diversification, tax-free income, quality, and an alternative to a volatile stock market. Institutional investors, especially insurance companies, also have been active buyers in the new issue market. In general, strong demand has proven more powerful than increased supply, which has helped keep municipal bond prices higher than they were twelve months ago.

HOW DID THE NUVEEN NATIONAL INSURED FUNDS PERFORM OVER THE PAST TWELVE MONTHS? For the year ended October 31, 2001, the Nuveen National Insured Closed-End Exchange-Traded Funds produced annual total returns on net asset value (NAV) as shown in the accompanying table. The annual returns for the Lehman Brothers Insured Municipal Bond Index1 and relevant Lipper Peer Group2 are also presented.

                                    TOTAL RETURN            LEHMAN       LIPPER
                 MARKET YIELD             ON NAV     TOTAL RETURN1     AVERAGE2
-------------------------------------------------------------------------------
                                          1 YEAR            1 YEAR       1 YEAR
                        TAXABLE-           ENDED             ENDED        ENDED
          10/31/01   EQUIVALENT3        10/31/01          10/31/01     10/31/01
-------------------------------------------------------------------------------
NQI          5.75%         8.27%          14.94%            11.14%       12.17%
-------------------------------------------------------------------------------
NIO          5.98%         8.60%          13.61%            11.14%       12.17%
-------------------------------------------------------------------------------
NIF          5.90%         8.49%          12.40%            11.14%       12.17%
-------------------------------------------------------------------------------
NPX          5.72%         8.23%          12.85%            11.14%       12.17%
-------------------------------------------------------------------------------

Past performance is not predictive of future results.

For additional information, see the individual Performance Overview for your Fund in this report.

Over the past twelve months, the Fed's change in policy from tightening to easing, combined with favorable market technicals, created a generally positive total return environment for municipal bonds. The Funds' participation in the market's gains is reflected, in part, in the total returns on NAV listed in the previous table. In a market characterized by rising bond values and falling yields, funds or indexes with longer durations would typically be expected to outperform funds or indexes with shorter durations. As of October 31, 2001, the durations4 of



1 The Funds' performances are compared with that of the Lehman Brothers Insured Municipal Bond Index, an unleveraged index comprising a broad range of insured municipal bonds. Results for the Lehman index do not reflect any expenses.

2 The Funds' total returns are compared with the average annualized return of the 21 funds in the Lipper Insured Leveraged Municipal Debt Funds category. Fund and Lipper returns assume reinvestment of dividends.

3 The taxable-equivalent yield represents the yield that must be earned on a taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. The taxable-equivalent yield is based on the Fund's market yield on the indicated date and a federal income tax rate of 30.5%.

4 Duration is a measure of a Fund's NAV volatility in reaction to interest rate movements. Fund duration, also known as leverage-adjusted duration, takes into account the leveraging process for a Fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the Fund. Unless otherwise noted, references to duration in this commentary are intended to indicate Fund duration.

these Funds ranged from 8.07 to 9.80, compared with 8.71 for the unleveraged Lehman Brothers Insured Municipal Bond Index.

While duration was one primary driver of total return over the past twelve months, the relative performance of these Funds also was influenced by differences in structure and individual holdings. For example, NIF, which reaches the 10-year anniversary of its inception in December 2001, is facing pressure from the increased number of bond calls typically associated with this milestone. This limited the Fund's participation in market gains over the past twelve months. However, the relatively high income provided by these short-call bonds, which helped to enhance NIF's dividend-payment capabilities, led to our decision to continue holding these bonds.

HOW DID THE MARKET ENVIRONMENT AFFECT THE FUNDS' DIVIDENDS AND SHARE PRICES? With the Fed's move to a policy of interest rate easing in January 2001, the dividend-payment capabilities of all four Nuveen National Insured Closed-End Exchange-Traded Funds benefited from the use of leverage, a strategy that can potentially enhance the dividends paid to common shareholders. The amount of this benefit is tied in part to the short-term rates the Funds pay their MuniPreferred(R), shareholders. For example, declining short-term rates can enable the Funds to reduce the amount of income they pay preferred shareholders, which can leave more earnings to support common share dividends.

During the year ended October 31, 2001, steady or falling short-term interest rates enabled us to implement four dividend increases in NPX and two increases in both NIO and NIF. In September 2001, we were also able to raise the dividend of NQI (which had previously had a dividend cut in December 2000). The level of short-term rates, the number of bond calls, and the interest rates at which we can reinvest the proceeds of any calls will all influence the dividends of these Funds over the next twelve months.

Over the past year, as the stock market remained volatile and the bond market continued to perform well, many investors turned to tax-free fixed-income investments as a way to add balance to their portfolios and reduce overall risk. As a result, the share prices of the Nuveen National Insured Funds improved (see the charts on the individual Performance Overview pages). As investors recognized the opportunity offered by these Funds, increased demand caused their discounts (share price below NAV) to narrow over the past twelve months.

WHAT KEY STRATEGIES WERE USED TO MANAGE THE NUVEEN NATIONAL INSURED FUNDS DURING THE YEAR ENDED OCTOBER 31, 2001?
During this period, we focused on improving call protection by working through a number of the bond calls facing these Funds, using a variety of strategies tailored to each Fund's situation. NQI, NIO, and NPX now offer excellent levels of call protection over the next 14 months, with potential calls ranging from 11% to 21% of their portfolios between November 2001 and December 2002. NIF, which marks its 10th anniversary in December 2001, could potentially see 22% of its portfolio called before the end of 2002. The number of actual calls experienced by these Funds will depend largely on market interest rates over this time. Given the current level of rates, our general approach has been to hold higher-yielding bonds as long as possible to help support the Funds' dividends, while we look for attractive replacement opportunities as needed. Expectations for continued strong municipal issuance should help support our execution of this strategy.

In general, we believe all of these call positions are very manageable.

In reinvesting the proceeds from bond calls over the past twelve months, we focused on finding attractive bonds with the potential to support the Funds' long-term dividend-payment capabilities, as well as add value and enhance diversification. Among the areas of the market where we found value was the housing sector, as well as those regarded as providing essential services, such as water and sewer and utilities. As of October 31, 2001, all of the Nuveen National Insured Funds listed healthcare and water and sewer or utilities among their top five sector holdings.

The Funds also currently hold a large number of high-coupon bonds purchased in a higher interest rate environment. As interest rates declined over the past ten months, some of these bonds have been advance refunded to longer call dates, positively impacting the Funds' net asset values, share prices, and credit quality.

In view of recent events, it is also worth noting that, as insured funds, NQI, NIO, NIF, and NPX are 100% invested in insured and/or U.S. guaranteed bonds, which means that credit quality is not an issue. While all four Funds held New York City general obligation bonds and/or selected airport issues all of these holdings were insured and all of the companies providing municipal bond insurance remain in good shape. The events of the past twelve months, including those of September 11, offer an excellent example of the ways fully insured Funds such as these can offer value and play an important role in the portfolios of risk-averse investors.

WHAT IS YOUR OUTLOOK FOR THE MUNICIPAL MARKET IN GENERAL AND THE NUVEEN NATIONAL INSURED FUNDS IN PARTICULAR?
In general, our outlook for the fixed-income markets over the next twelve months remains positive. We believe the U.S. economy is headed for an eventual recovery, but one that may see a slower pace of growth, with inflation and interest rates remaining low over the near term. New municipal issuance should continue to be substantial during the fourth quarter and into 2002, and municipal supply nationwide in 2001 is now expected to exceed $250 billion for the first time since 1998. At the same time, demand for tax-exempt municipal bonds is anticipated to remain strong, as investors look for ways to rebalance their portfolios and reduce risk.

The federal government's recent decision to discontinue the 30-year Treasury bond removed one of the pricing benchmarks for the municipal market. This could result in some pricing uncertainty and create additional opportunities to add value to the portfolios. Overall, we continue to watch the fixed-income markets carefully, especially those sectors that were directly impacted by the events of September 11 or that would be affected by any further deceleration in the economy. We believe the Nuveen National Insured Funds are currently well diversified and well positioned for the market environment ahead.

Over the next six months, we plan to remain focused on the strategies that add value for our shareholders, provide support for the Funds' dividends, and fully utilize Nuveen's experience and research expertise to adjust to any shifts in market conditions. One of our first priorities will be to put cash proceeds to work by taking advantage of attractive opportunities during the fourth quarter. Overall, we believe the Nuveen National Insured Funds will continue to play an important role in investors' long-range financial programs, providing balance and diversification, dependable tax-free income, quality investments, and a measure of security in uncertain times such as these.

Nuveen Insured Quality Municipal Fund, Inc.

Performance
 Overview As of October 31, 2001

NQI

Pie Chart:

CREDIT QUALITY
Insured                             88%
Insured and U.S. Guaranteed         11%
U.S. Guaranteed                      1%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $14.92
--------------------------------------------------
Net Asset Value                             $15.78
--------------------------------------------------
Market Yield                                 5.75%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.27%
--------------------------------------------------
Fund Net Assets ($000)                    $914,999
--------------------------------------------------
Average Effective Maturity (Years)           23.23
--------------------------------------------------
Leverage-Adjusted Duration                    8.92
--------------------------------------------------

ANNUALIZED TOTAL RETURN  (Inception 12/90)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        15.53%        14.94%
--------------------------------------------------
5-Year                         6.32%         6.87%
--------------------------------------------------
10-Year                        6.54%         7.55%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Healthcare                                     19%
--------------------------------------------------
Transportation                                 18%
--------------------------------------------------
Utilities                                      14%
--------------------------------------------------
U.S.Guaranteed                                 12%
--------------------------------------------------
Tax Obligation/General                         11%
--------------------------------------------------



Bar Chart:
2000-2001 MONTHLY TAX-FREE DIVIDENDS PER SHARE
11/00                   0.073
12/00                   0.07
1/01                    0.07
2/01                    0.07
3/01                    0.07
4/01                    0.07
5/01                    0.07
6/01                    0.07
7/01                    0.07
8/01                    0.07
9/01                    0.0715
10/01                   0.0715


Line Chart:
SHARE PRICE PERFORMANCE
11/1/00                 13.69
                        13.06
                        13.31
                        13.63
                        13.63
                        13.75
                        13.75
                        13.75
                        14.56
                        14.5
                        14.75
                        14.56
                        15.11
                        14.82
                        14.49
                        14.38
                        14.72
                        14.65
                        14.5
                        14.49
                        14.19
                        14.35
                        14.34
                        14.38
                        14.45
                        14.5
                        14.52
                        14.55
                        14.2
                        14.36
                        14.4
                        14.27
                        14.6
                        14.43
                        14.54
                        14.55
                        14.45
                        14.51
                        14.67
                        14.9
                        14.81
                        14.95
                        15.04
                        15.08
                        14.99
                        13.95
                        14.82
                        15
                        14.89
                        15
10/31/01                14.88

Weekly Closing Price
Past performance is not predictive of future results.

1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30.5%.

Nuveen Insured Municipal Opportunity Fund, Inc.

Performance
 Overview As of October 31, 2001


NIO

Pie Chart:

CREDIT QUALITY
Insured                             84%
Insured and U.S. Guaranteed         14%
U.S. Guaranteed                      2%



PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $14.74
--------------------------------------------------
Net Asset Value                             $15.72
--------------------------------------------------
Market Yield                                 5.98%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.60%
--------------------------------------------------
Fund Net Assets ($000)                  $1,954,659
--------------------------------------------------
Average Effective Maturity (Years)           22.18
--------------------------------------------------
Leverage-Adjusted Duration                    9.80
--------------------------------------------------

ANNUALIZED TOTAL RETURN  (Inception 9/91)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        19.84%        13.61%
--------------------------------------------------
5-Year                         5.80%         6.57%
--------------------------------------------------
10-Year                        6.61%         7.68%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Water and Sewer                                17%
--------------------------------------------------
U.S.Guaranteed                                 16%
--------------------------------------------------
Healthcare                                     14%
--------------------------------------------------
Transportation                                 12%
--------------------------------------------------
Housing/Single Family                          11%
--------------------------------------------------

Bar Chart:
2000-2001 MONTHLY TAX-FREE DIVIDENDS PER SHARE
11/00                   0.0715
12/00                   0.0715
1/01                    0.0715
2/01                    0.0715
3/01                    0.0715
4/01                    0.0715
5/01                    0.0715
6/01                    0.0725
7/01                    0.0725
8/01                    0.0725
9/01                    0.0735
10/01                   0.0735


Line Chart:
SHARE PRICE PERFORMANCE
11/1/00                 13.25
                        12.88
                        12.81
                        12.88
                        13.13
                        13.13
                        13.56
                        13.56
                        14.38
                        14.25
                        14.63
                        14.38
                        14.49
                        14.35
                        14.02
                        13.97
                        14.36
                        14.19
                        14.2
                        14.23
                        14.1
                        14.18
                        13.99
                        14.15
                        14.15
                        14.21
                        14.22
                        14.11
                        13.95
                        14.11
                        14.14
                        14.07
                        14.34
                        14.56
                        14.53
                        14.51
                        14.45
                        14.58
                        14.7
                        14.91
                        14.92
                        14.85
                        14.93
                        14.93
                        14.93
                        14.05
                        14.69
                        14.74
                        14.7
                        14.73
10/31/01                14.62
Weekly Closing Price
Past performance is not predictive of future results.

1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30.5%.

Nuveen Premier Insured Municipal Income Fund, Inc.

Performance
  Overview As of October 31, 2001

NIF

Pie Chart:

CREDIT QUALITY
Insured                          80%
Insured and U.S. Guaranteed       6%
U.S. Guaranteed                  14%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $15.25
--------------------------------------------------
Net Asset Value                             $15.55
--------------------------------------------------
Market Yield                                 5.90%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.49%
--------------------------------------------------
Fund Net Assets ($000)                    $460,654
--------------------------------------------------
Average Effective Maturity (Years)           18.96
--------------------------------------------------
Leverage-Adjusted Duration                    9.13
--------------------------------------------------

ANNUALIZED TOTAL RETURN  (Inception 12/91)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        19.97%        12.40%
--------------------------------------------------
5-Year                         6.86%         6.24%
--------------------------------------------------
Since Inception                6.52%         7.26%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
U.S.Guaranteed                                 20%
--------------------------------------------------
Utilities                                      17%
--------------------------------------------------
Healthcare                                     16%
--------------------------------------------------
Tax Obligation/Limited                         16%
--------------------------------------------------
Transportation                                 16%
--------------------------------------------------


Bar Chart:
2000-2001 Monthly Tax-Free Dividends Per Share
11/00                 0.072
12/00                 0.072
1/01                  0.072
2/01                  0.072
3/01                 0.0735
4/01                 0.0735
5/01                 0.0735
6/01                  0.075
7/01                  0.075
8/01                  0.075
9/01                  0.075
10/01                 0.075


Line Chart:
Share Price Performance
11/1/00               13.69
                      12.94
                      12.94
                      13.06
                      13.19
                      13.56
                      13.5
                      14.19
                      14.63
                      14.44
                      14.56
                      14.44
                      14.88
                      14.9
                      14.7
                      14.48
                      14.84
                      14.87
                      14.84
                      14.88
                      14.56
                      14.6
                      14.5
                      14.5
                      14.54
                      14.45
                      14.4
                      14.4
                      14.32
                      14.52
                      14.72
                      14.64
                      14.85
                      14.9
                      14.87
                      14.78
                      14.85
                      14.83
                      14.78
                      15.12
                      15.04
                      15.1
                      15.25
                      15.18
                      15.2
                      14.32
                      14.7
                      15.02
                      14.76
                      14.91
10/31/01              15

Weekly Closing Price
Past performance is not predictive of future results.

1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30.5%.

Nuveen Insured Premium Income Municipal Fund 2

Performance
   Overview As of October 31, 2001


NPX

Pie Chart:

CREDIT QUALITY
Insured                            91%
Insured and U.S. Guaranteed         9%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $13.75
--------------------------------------------------
Net Asset Value                             $13.94
--------------------------------------------------
Market Yield                                 5.72%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.23%
--------------------------------------------------
Fund Net Assets ($000)                    $788,196
--------------------------------------------------
Average Effective Maturity (Years)           18.46
--------------------------------------------------
Leverage-Adjusted Duration                    8.07
--------------------------------------------------

ANNUALIZED TOTAL RETURN  (Inception 7/93)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        29.46%        12.85%
--------------------------------------------------
5-Year                        10.02%         7.02%
--------------------------------------------------
Since Inception                5.01%         5.55%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Utilities                                      22%
--------------------------------------------------
Transportation                                 17%
--------------------------------------------------
Tax Obligation/Limited                         13%
--------------------------------------------------
Healthcare                                     13%
--------------------------------------------------
Housing/Multifamily                            10%
--------------------------------------------------


Bar Chart:
2000-2001 MONTHLY TAX-FREE DIVIDENDS PER SHARE
11/00                   0.058
12/00                   0.06
1/01                    0.06
2/01                    0.06
3/01                    0.0625
4/01                    0.0625
5/01                    0.0625
6/01                    0.0645
7/01                    0.0645
8/01                    0.0645
9/01                    0.0655
10/01                   0.0655

Line Chart:
SHARE PRICE PERFORMANCE
11/1/00                 11.31
                        11.06
                        11.13
                        11.19
                        11.44
                        11.75
                        12.06
                        12
                        12.88
                        13
                        13
                        13
                        13.2
                        12.75
                        12.76
                        12.68
                        12.98
                        13.17
                        12.73
                        13.01
                        13.05
                        12.96
                        12.8
                        12.87
                        12.75
                        12.81
                        12.86
                        12.83
                        12.8
                        12.75
                        12.94
                        13.09
                        13.07
                        12.96
                        13.22
                        13.17
                        13.29
                        13.4
                        13.42
                        13.7
                        13.5
                        13.5
                        13.56
                        13.84
                        13.98
                        13
                        13.8
                        13.86
                        13.75
                        13.75
10/31/01                13.61

1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30.5%.

Shareholder
        Meeting Report

The annual shareholder meeting was held on August 1, 2001, at the Northern Trust Bank, Chicago, Illinois.


                                                                                    NQI
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:
                                                      Preferred         Preferred         Preferred        Preferred       Preferred
                                        Common           Shares            Shares            Shares           Shares          Shares
                                        Shares         Series-M          Series-T          Series-W        Series-TH        Series-F
====================================================================================================================================
Robert P. Bremner
   For                              29,247,543            2,219             2,188             1,991            2,061           2,241
   Withhold                            267,764                3               --                --                 2               2
------------------------------------------------------------------------------------------------------------------------------------
   Total                            29,515,307            2,222             2,188             1,991            2,063           2,243
====================================================================================================================================
Lawrence H. Brown
   For                              29,229,303            2,219             2,188             1,991            2,061           2,241
   Withhold                            286,004                3               --                --                 2               2
------------------------------------------------------------------------------------------------------------------------------------
   Total                            29,515,307            2,222             2,188             1,991            2,063           2,243
====================================================================================================================================
Anne E. Impellizzeri
   For                              29,206,092            2,219             2,188             1,991            2,060           2,241
   Withhold                            309,215                3               --                --                 3               2
------------------------------------------------------------------------------------------------------------------------------------
   Total                            29,515,307            2,222             2,188             1,991            2,063           2,243
====================================================================================================================================
Peter R. Sawers
   For                              29,228,166            2,219             2,188             1,991            2,061           2,241
   Withhold                            287,141                3               --                --                 2               2
------------------------------------------------------------------------------------------------------------------------------------
   Total                            29,515,307            2,222             2,188             1,991            2,063           2,243
====================================================================================================================================
William J. Schneider
   For                                     --             2,219             2,188             1,991            2,061           2,241
   Withhold                                --                 3               --                --                 2               2
------------------------------------------------------------------------------------------------------------------------------------
   Total                                   --             2,222             2,188             1,991            2,063           2,243
====================================================================================================================================
Judith M. Stockdale
   For                              29,220,269            2,219             2,186             1,991            2,060           2,241
   Withhold                            295,038                3                 2               --                 3               2
------------------------------------------------------------------------------------------------------------------------------------
   Total                            29,515,307            2,222             2,188             1,991            2,063           2,243
====================================================================================================================================
Timothy R. Schwertfeger
   For                                     --             2,219             2,188             1,991            2,061           2,241
   Withhold                                --                 3               --                --                 2               2
------------------------------------------------------------------------------------------------------------------------------------
   Total                                   --             2,222             2,188             1,991            2,063           2,243
====================================================================================================================================
RATIFICATION OF AUDITORS WAS REACHED AS FOLLOWS:
   For                              29,191,385            2,222             2,187             1,991            2,063           2,238
   Against                             146,164              --                --                --               --            --
   Abstain                             177,758              --                  1               --               --                5
------------------------------------------------------------------------------------------------------------------------------------
   Total                            29,515,307            2,222             2,188             1,991            2,063           2,243
====================================================================================================================================

                                                                                     NIO
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:
                                                   Preferred  Preferred   Preferred   Preferred    Preferred    Preferred  Preferred
                                         Common       Shares     Shares      Shares      Shares       Shares       Shares     Shares
                                         Shares     Series-M   Series-T    Series-W   Series-W2    Series-TH   Series-TH2   Series-F
====================================================================================================================================
Robert P. Bremner
   For                               66,722,092        3,643      3,290       3,368       2,901        3,377        3,207      3,421
   Withhold                             577,680           --         15           9          14           --           23       --
------------------------------------------------------------------------------------------------------------------------------------
   Total                             67,299,772        3,643      3,305       3,377       2,915        3,377        3,230      3,421
====================================================================================================================================
Lawrence H. Brown
   For                               66,715,370        3,643      3,290       3,368       2,901        3,377        3,207      3,421
   Withhold                             584,402           --         15           9          14           --           23       --
------------------------------------------------------------------------------------------------------------------------------------
   Total                             67,299,772        3,643      3,305       3,377       2,915        3,377        3,230      3,421
====================================================================================================================================
 Anne E. Impellizzeri
   For                               66,658,914        3,643      3,290       3,368       2,901        3,377        3,207      3,421
   Withhold                             640,858           --         15           9          14           --           23       --
------------------------------------------------------------------------------------------------------------------------------------
   Total                             67,299,772        3,643      3,305       3,377       2,915        3,377        3,230      3,421
====================================================================================================================================
Peter R. Sawers
   For                               66,701,553        3,643      3,290       3,368       2,901        3,377        3,207      3,421
   Withhold                             598,219           --         15           9          14           --           23       --
------------------------------------------------------------------------------------------------------------------------------------
   Total                             67,299,772        3,643      3,305       3,377       2,915        3,377        3,230      3,421
====================================================================================================================================
William J. Schneider
   For                                       --        3,643      3,290       3,368       2,901        3,377        3,207      3,421
   Withhold                                  --           --         15           9          14           --           23      --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                     --        3,643      3,305       3,377       2,915        3,377        3,230      3,421
====================================================================================================================================
Judith M. Stockdale
   For                               66,685,668        3,643      3,290       3,368       2,901        3,377        3,207      3,421
   Withhold                             614,104           --         15           9          14           --           23        --
------------------------------------------------------------------------------------------------------------------------------------
   Total                             67,299,772        3,643      3,305       3,377       2,915        3,377        3,230      3,421
====================================================================================================================================
Timothy R. Schwertfeger
   For                                       --        3,643      3,290       3,368       2,901        3,377        3,207      3,421
   Withhold                                  --           --         15           9          14           --           23      --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                     --        3,643      3,305       3,377       2,915        3,377        3,230      3,421
====================================================================================================================================
RATIFICATION OF AUDITORS WAS REACHED AS FOLLOWS:
   For                               66,466,557        3,642      3,284       3,350       2,883        3,376        3,207      3,419
   Against                              178,793            1         20           1          32           --           --      --
   Abstain                              654,422           --          1          26          --            1           23          2
------------------------------------------------------------------------------------------------------------------------------------
   Total                             67,299,772        3,643      3,305       3,377       2,915        3,377        3,230      3,421
====================================================================================================================================


Shareholder Meeting Report (continued)

                                                                                                      NIF
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:
                                                                                          Preferred        Preferred       Preferred
                                                                           Common            Shares           Shares          Shares
                                                                           Shares          Series-W        Series-TH        Series-F
====================================================================================================================================
Robert P. Bremner
   For                                                                 16,042,769               683            2,413           2,519
   Withhold                                                                93,103                --               49              31
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                               16,135,872               683            2,462           2,550
====================================================================================================================================
Lawrence H. Brown
   For                                                                 16,037,039               683            2,413           2,524
   Withhold                                                                98,833                --               49              26
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                               16,135,872               683            2,462           2,550
====================================================================================================================================
 Anne E. Impellizzeri
   For                                                                 16,032,436               683            2,413           2,519
   Withhold                                                               103,436                --               49              31
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                               16,135,872               683            2,462           2,550
====================================================================================================================================
Peter R. Sawers
   For                                                                 16,031,836               683            2,413           2,524
   Withhold                                                               104,036                --               49              26
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                               16,135,872               683            2,462           2,550
====================================================================================================================================
William J. Schneider
   For                                                                         --               683            2,413           2,524
   Withhold                                                                    --                --               49              26
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                       --               683            2,462           2,550
====================================================================================================================================
Judith M. Stockdale
   For                                                                 16,038,666               683            2,413           2,519
   Withhold                                                                97,206                --               49              31
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                               16,135,872               683            2,462           2,550
====================================================================================================================================
Timothy R. Schwertfeger
   For                                                                         --               683            2,413           2,519
   Withhold                                                                    --                --               49              31
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                       --               683            2,462           2,550
====================================================================================================================================
RATIFICATION OF AUDITORS WAS REACHED AS FOLLOWS:
   For                                                                 15,978,324               683            2,407           2,518
   Against                                                                 48,874                --               45              11
   Abstain                                                                108,674                --               10              21
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                               16,135,872               683            2,462           2,550
====================================================================================================================================


                                                                                    NPX
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:
                                                      Preferred         Preferred         Preferred        Preferred       Preferred
                                        Common           Shares            Shares            Shares           Shares          Shares
                                        Shares         Series-M          Series-T          Series-W        Series-TH        Series-F
====================================================================================================================================
Robert P. Bremner
   For                              31,312,271            1,867             1,348             1,598            1,567           1,894
   Withhold                            259,954               --                 4                --               --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            31,572,225            1,867             1,352             1,598            1,567           1,894
====================================================================================================================================
Lawrence H. Brown
   For                              31,310,113            1,867             1,348             1,598            1,567           1,894
   Withhold                            262,112               --                 4                --               --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            31,572,225            1,867             1,352             1,598            1,567           1,894
====================================================================================================================================
 Anne E. Impellizzeri
   For                              31,293,597            1,867             1,348             1,598            1,567           1,894
   Withhold                            278,628               --                 4                --               --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            31,572,225            1,867             1,352             1,598            1,567           1,894
====================================================================================================================================
Peter R. Sawers
   For                              31,296,697            1,867             1,348             1,598            1,567           1,894
   Withhold                            275,528               --                 4                --               --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            31,572,225            1,867             1,352             1,598            1,567           1,894
====================================================================================================================================
William J. Schneider
   For                                      --            1,867             1,348             1,598            1,567           1,894
   Withhold                                 --               --                 4                --               --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                    --            1,867             1,352             1,598            1,567           1,894
====================================================================================================================================
Judith M. Stockdale
   For                              31,301,989            1,867             1,348             1,598            1,567           1,894
   Withhold                            270,236               --                 4                --               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            31,572,225            1,867             1,352             1,598            1,567           1,894
====================================================================================================================================
Timothy R. Schwertfeger
   For                                      --            1,867             1,348             1,598            1,567           1,894
   Withhold                                 --               --                 4                --               --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                    --            1,867             1,352             1,598            1,567           1,894
====================================================================================================================================
RATIFICATION OF AUDITORS WAS REACHED AS FOLLOWS:
   For                              31,302,970            1,862             1,328             1,598            1,566           1,894
   Against                             100,895                2                20                --               --              --
   Abstain                             168,360                3                 4                --                1              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            31,572,225            1,867             1,352             1,598            1,567           1,894
====================================================================================================================================


Report of
   Independent Auditors



THE BOARD OF DIRECTORS/TRUSTEES AND SHAREHOLDERS
NUVEEN INSURED QUALITY MUNICIPAL FUND, INC.
NUVEEN INSURED MUNICIPAL OPPORTUNITY FUND, INC.
NUVEEN PREMIER INSURED MUNICIPAL INCOME FUND, INC.
NUVEEN INSURED PREMIUM INCOME MUNICIPAL FUND 2


We have audited the accompanying statements of net assets, including the portfolios of investments, of Nuveen Insured Quality Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc. and Nuveen Insured Premium Income Municipal Fund 2 as of October 31, 2001, and the related statements of operations, changes in net assets and the financial highlights for the years indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of October 31, 2001, by correspondence with the custodian and brokers or other alternative procedures when broker confirmations were not readily available. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Nuveen Insured Quality Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc. and Nuveen Insured Premium Income Municipal Fund 2 at October 31, 2001, and the results of their operations, changes in their net assets and financial highlights for the years indicated therein in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
December 10, 2001


                            Nuveen Insured Quality Municipal Fund, Inc. (NQI)

                            Portfolio of
                                       Investments October 31, 2001

    PRINCIPAL                                                                          OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*      RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 2.5%

$       5,000   City of Phoenix Civic Improvement Corporation, Arizona, Wastewater       7/03 at 102            AAA    $   5,415,250
                 System Lease Revenue Bonds, Series 1993, 6.125%, 7/01/23
                 (Pre-refunded to 7/01/03)

       10,000   Pima County Industrial Development Authority, Arizona, Healthcare        1/02 at 102            AAA       10,232,900
                 System Revenue Bonds (Carondelet Health Services, Inc.),
                 St. Joseph's and St. Mary's Hospitals and Health Centers Issue,
                 Series 1991, 6.750%, 7/01/16

        6,980   Tucson Business Development Finance Corporation, Arizona, Local          7/02 at 102            AAA        7,301,918
                 Development Lease Revenue Refunding Bonds, Series 1992,
                 6.250%, 7/01/08


------------------------------------------------------------------------------------------------------------------------------------
                ARKANSAS - 2.0%

        8,890   Arkansas Development Finance Authority, Single Family Mortgage           7/05 at 102            AAA        9,457,982
                 Revenue Bonds (Mortgage-Backed Securities Program),
                 1995 Series B, 6.700%, 7/01/27 (Alternative Minimum Tax)

                Pope County, Arkansas, Solid Waste Disposal Revenue Bonds
                (Arkansas Power and Light Company Project), Series 1991:
        2,250    8.000%, 1/01/21 (Alternative Minimum Tax)                           1/02 at 101 1/2            AAA        2,304,877
        6,400    8.000%, 1/01/21 (Alternative Minimum Tax)                           1/02 at 101 1/2           BBB+        6,538,560


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 13.6%

        8,595   Alameda County, California, Public Facilities Corporation,               9/06 at 102            AAA        9,859,840
                 Certificates of Participation (1991 Financing Project),
                 6.000%, 9/01/21

       12,695   Antioch Area Public Facilities Financing Agency, California,             8/02 at 102            AAA       12,828,805
                 Community Facilities District No. 1989-1, Special Tax Bonds,
                 Series 1993, 5.000%, 8/01/18

       13,175   California Pollution Control Financing Authority, Pollution Control      9/09 at 101            AAA       13,430,068
                 Revenue Refunding Bonds, 1999 Series A, 5.450%, 9/01/29

        5,500   San Diego Statewide Communities Development Authority,                   7/04 at 102            AAA        6,031,960
                 California, Certificates of Participation (Salk Institute for Biological
                 Studies), 6.200%, 7/01/24

                Foothill/Eastern Transportation Corridor Agency, California, Toll Road
                Refunding Revenue Bonds, Series 1999:
       22,985    0.000%, 1/15/24                                                    1/10 at 44 17/32            AAA        6,527,280
       22,000    0.000%, 1/15/31                                                      1/10 at 29 1/8            AAA        4,049,320
       50,000    0.000%, 1/15/37                                                     1/10 at 20 3/16            AAA        6,374,000

        5,000   Inland Empire Solid Waste Financing Authority, California, Revenue       8/06 at 102            AAA        5,781,050
                 Bonds (Landfill Improvement Financing Project), 1996 Series B,
                 6.000%, 8/01/16 (Alternative Minimum Tax) (Pre-refunded to 8/01/06)

       11,270   Los Angeles County, California, Metropolitan Transportation              7/03 at 100            AAA       11,313,051
                 Authority, Proposition A Sales Tax Revenue Refunding Bonds,
                 Series 1993-A, 5.000%, 7/01/21

        5,548   Moreno Valley Public Finance Authority, California, Assisted Living      1/12 at 105            Aaa        6,734,273
                 Housing Revenue Bonds (GNMA Collateralized - CDC Assisted
                 Living Project), Series 2000A, 7.500%, 1/20/42

        6,600   San Bernardino County, California, Ontario Redevelopment                 8/03 at 102            AAA        7,129,320
                 Financing Authority, 1993 Revenue Bonds (Ontario Redevelopment
                 Project No. 1), 5.850%, 8/01/22

                City and County of San Francisco, California, Airports
                Commission, San Francisco International Airport, Second Series
                Revenue Refunding Bonds, Issue 27A:
        7,200    5.125%, 5/01/21 (Alternative Minimum Tax)                               5/11 at 100            AAA        7,297,272
       22,690    5.250%, 5/01/31 (Alternative Minimum Tax)                               5/11 at 100            AAA       23,089,117

        3,930   City and County of San Francisco, California, Certificates of           10/08 at 102            AAA        4,055,446
                 Participation (San Bruno Jail No. 3), Series 2000, 5.250%, 10/01/33


                            Nuveen Insured Quality Municipal Fund, Inc. (NQI) (continued)
                                    Portfolio of Investments October 31, 2001

    PRINCIPAL                                                                          OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*      RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 2.5%

$         135   Adams County, Colorado, Single Family Revenue Refunding Bonds,          12/01 at 103            AAA    $     139,608
                 1991 Series A-2, 8.700%, 6/01/12

        5,630   Arapahoe County, Colorado, E-470 Public Highway Authority, Capital       8/05 at 103            AAA        6,445,843
                 Improvement Trust Fund Highway Revenue Bonds (E-470 Project),
                 Vehicle Registration Fee Bonds, 6.150%, 8/31/26 (Pre-refunded to 8/31/05)

        3,750   City and County of Denver, Colorado, Airport Revenue Bonds,             11/06 at 101            AAA        3,867,675
                 Series 1996D, 5.500%, 11/15/25

       60,000   E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,     9/10 at 31 13/32            AAA       11,796,600
                 Series 2000A, 0.000%, 9/01/28

          195   Jefferson County, Colorado, Single Family Revenue Refunding Bonds,       4/02 at 102            AAA          201,057
                 Series 1991A, 8.875%, 10/01/13


------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 1.1%

       10,000   Washington, D.C., Convention Center Authority, Senior Lien              10/08 at 101            AAA        9,968,300
                 Dedicated Tax Revenue Bonds, Series 1998, 5.000%, 10/01/21


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 1.3%

        7,165   Florida Housing Finance Agency, Single Family Mortgage Revenue           7/04 at 102            AAA        7,484,631
                 Bonds, 1994 Series B, 6.650%, 7/01/26 (Alternative Minimum Tax)

        4,115   Miami-Dade County Housing Finance Authority, Florida,                    7/11 at 100            AAA        4,257,050
                 Multifamily Housing Revenue Bonds (Monterey Pointe Apartments
                 Project), Series 2001-2A, 5.850%, 7/01/37 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 4.5%

                State of Hawaii, Airports System Revenue Bonds, Refunding Series 2000B:
        8,785    6.625%, 7/01/18 (Alternative Minimum Tax)                               7/10 at 101            AAA        9,918,265
        7,000    6.000%, 7/01/19 (Alternative Minimum Tax)                               7/10 at 101            AAA        7,550,340

        6,130   State of Hawaii Department of Budget and Finance, Special               12/02 at 102            AAA        6,476,774
                 Purpose Revenue Bonds (Hawaiian Electric Company, Inc. and
                 Subsidiaries Projects), Series 1992, 6.550%, 12/01/22 (Alternative
                 Minimum Tax)

       16,180   State of Hawaii Department of Budget and Finance, Special Purpose        5/06 at 101            AAA       17,604,325
                 Revenue Bonds (Hawaiian Electric Company, Inc. and Subsidiaries
                 Projects), Series 1996A, 6.200%, 5/01/26 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 14.0%

       10,000   City of Chicago, Illinois, General Obligation Bonds, Project             7/05 at 102            AAA       11,303,000
                 Series 1995, 6.125%, 1/01/16 (Pre-refunded to 7/01/05)

       45,635   City of Chicago School Reform Board of Trustees of the Board of         12/07 at 102            AAA       46,277,997
                 Education, Illinois, Unlimited Tax General Obligation Bonds
                 (Dedicated Tax Revenues), Series 1997A, 5.250%, 12/01/30

        6,000   City of Chicago, Illinois, Chicago-O'Hare International Airport,         1/05 at 102            AAA        6,634,320
                 General Airport Second Lien Revenue Refunding Bonds,
                 1994 Series A, 6.375%, 1/01/12

        9,500   City of Chicago, Illinois, Chicago-O'Hare International Airport,         1/10 at 101            AAA        9,952,960
                 General Airport Second Lien Revenue Refunding Bonds,
                 1999 Series, 5.500%, 1/01/15 (Alternative Minimum Tax)

        6,825   Chicago Public Building Commission, Illinois, Building Revenue          12/03 at 102            AAA        7,440,888
                 Bonds (Board of Education of the City of Chicago), Series 1993A,
                 5.750%, 12/01/18 (Pre-refunded to 12/01/03)

        7,165   Illinois Development Finance Authority, Revenue Bonds (Bradley           8/09 at 101            AAA        7,428,672
                 University Project), Series 1999, 5.500%, 8/01/29

                Illinois Health Facilities Authority, Revenue Bonds (Loyola University
                Health System), Series 1997A:
        2,635    5.000%, 7/01/24 (Pre-refunded to 7/01/07)                               7/07 at 101            AAA        2,875,839
        8,875    5.000%, 7/01/24                                                         7/07 at 101            AAA        8,645,404

       25,000   Illinois Health Facilities Authority, Revenue Bonds (Iowa Health         2/10 at 101            AAA       26,540,750
                 System), Series 2000, 5.875%, 2/15/30

          100   City of Moline, City of Rock Island and City of Urbana, Illinois,        2/02 at 101            AAA          101,109
                 Single Family Mortgage Revenue Bonds (GNMA Mortgage-Backed
                 Securities Program), Series 1990, 8.050%, 8/01/23
                 (Alternative Minimum Tax)

    PRINCIPAL                                                                          OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*      RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 1.1%

$       6,000   Jasper County, Indiana, Collateralized Pollution Control Refunding       1/02 at 102            AAA    $   6,142,260
                 Revenue Bonds (Northern Indiana Public Service Company Project),
                 Series 1991, 7.100%, 7/01/17

        4,230   City of Rockport, Indiana, Pollution Control Revenue Refunding           3/02 at 101            AAA        4,331,478
                 Bonds (Indiana Michigan Power Company Project), Series B,
                 7.600%, 3/01/16


------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 2.4%

                Kentucky Economic Development Finance Authority, Health System
                Revenue Bonds (Norton Healthcare Inc.), Series 2000C:
        6,345    0.000%, 10/01/27                                                       10/13 at 101            AAA        5,610,249
       18,185    0.000%, 10/01/28                                                       10/13 at 101            AAA       16,079,177


------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 2.1%

       13,170   City of New Orleans, Louisiana, General Obligation Refunding            10/05 at 101            AAA       14,466,191
                 Bonds, Series 1995, 6.200%, 10/01/21

        4,720   Orleans Levee District (A Political Subdivision of the State of         12/05 at 103            AAA        5,143,478
                 Louisiana), Public Improvement Bonds, Series 1986,
                 5.950%, 11/01/15


------------------------------------------------------------------------------------------------------------------------------------
                MAINE - 0.9%

        8,000   Maine Health and Higher Educational Facilities Authority,                7/09 at 101            AAA        8,640,640
                 Revenue Bonds, Series 1999B, 6.000%, 7/01/29


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 1.1%

        5,400   Michigan State Hospital Finance Authority, Revenue and Refunding         5/08 at 101            AAA        5,409,180
                 Bonds (St. John Health System), Series 1998A, 5.000%, 5/15/28

        4,750   Michigan Strategic Fund, Limited Obligation Refunding Revenue            9/09 at 102            AAA        4,928,220
                 Bonds (Detroit Edison Company Pollution Control Bonds Project),
                 Collateralized Series 1999A, 5.550%, 9/01/29 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 0.1%

          677   City of St. Louis Park, Minnesota, Single Family Residential             4/02 at 101            Aaa          690,811
                 Mortgage Revenue Refunding Bonds (GNMA Mortgage-Backed
                 Securities Program), Series 1991-A, 7.250%, 4/20/23


------------------------------------------------------------------------------------------------------------------------------------
                MISSISSIPPI - 2.2%

        2,545   Harrison County Wastewater Management District, Mississippi,            No Opt. Call            AAA        3,488,839
                 Wastewater Treatment Facilities Revenue Refunding Bonds,
                 Series 1991A, 8.500%, 2/01/13

        2,715   Harrison County Wastewater Management District, Mississippi,            No Opt. Call            AAA        3,565,908
                 Wastewater Treatment Facilities Revenue Refunding Bonds,
                 Series 1991B, 7.750%, 2/01/14

        2,865   Mississippi Housing Finance Corporation, Single Family Mortgage          4/02 at 100            AAA        2,871,761
                 Purchase Revenue Bonds (GNMA Mortgage-Backed Securities
                 Program), Series 1989, 8.250%, 10/15/18 (Alternative Minimum Tax)

        8,700   Mississippi Home Corporation, Single Family Mortgage Revenue             6/06 at 105            Aaa       10,227,807
                 Bonds, Series 1996C, 7.600%, 6/01/29 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 2.3%

       15,000   Missouri Health and Educational Facilities Authority, Revenue            6/11 at 101            AAA       15,244,200
                 Bonds (SSM Healthcare), Series 2001A, 5.250%, 6/01/28

        5,000   St. Louis Municipal Finance Corporation, Missouri (City of               2/06 at 102            AAA        5,655,750
                 St. Louis, Lessee), Leasehold Revenue Improvement Bonds
                 (City Justice Center), Series 1996A, 6.000%, 2/15/19
                 (Pre-refunded to 2/15/06)


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 7.8%

       38,700   Director of the State of Nevada, Department of Business                  1/10 at 100            AAA       39,491,415
                 and Industry, Revenue Bonds (Las Vegas Monorail Project),
                 1st Tier Series 2000, 5.375%, 1/01/40

       17,565   Truckee Meadows Water Authority, Nevada, Water Revenue                   7/11 at 100            AAA       17,887,669
                 Bonds, Series 2001A, 5.250%, 7/01/34 (DD, settling 11/01/01)

       13,185   Washoe County, Nevada, Hospital Refunding Revenue Bonds                  6/04 at 102            AAA       14,166,623
                 (Washoe Medical Center, Inc. Project), Series 1994A,
                 6.000%, 6/01/19


                            Nuveen Insured Quality Municipal Fund, Inc. (NQI) (continued)
                                    Portfolio of Investments October 31, 2001

    PRINCIPAL                                                                          OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*      RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 0.5%

$       3,750   New Jersey Healthcare Facilities Financing Authority, Revenue            7/04 at 102            AAA    $   4,173,900
                 Bonds, Monmouth Medical Center Issue, Series C,
                 6.250%, 7/01/24 (Pre-refunded to 7/01/04)


------------------------------------------------------------------------------------------------------------------------------------
                NEW MEXICO - 1.7%

        6,000   City of Farmington, New Mexico, Pollution Control Refunding              4/02 at 101             B3        5,547,960
                 Revenue Bonds (Southern California Edison Company Four
                 Corners Project), 1991 Series A, 7.200%, 4/01/21

        3,850   New Mexico Mortgage Finance Authority, Multifamily Housing               1/02 at 101            AAA        3,932,852
                 Refunding Revenue Bonds (Fannie Mae Collateralized - Tax-
                 Exempt), 1990 Series A, 7.625%, 1/01/24

        5,750   City of Santa Fe, New Mexico, Revenue Bonds, Series 1994A,               6/04 at 100            AAA        6,280,323
                 6.300%, 6/01/24 (Pre-refunded to 6/01/04)


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 9.1%

                New York City, New York, General Obligation Bonds, Fiscal 1991
                Series A:
        2,000    8.000%, 3/15/11                                                         3/02 at 100            AAA        2,042,740
        6,000    7.250%, 3/15/19                                                         3/02 at 100            AAA        6,780,240

       10,335   New York City Municipal Water Finance Authority, New York,               6/05 at 101            AAA       11,676,276
                 Water and Sewer System Revenue Bonds,  Fiscal 1996 Series A,
                 6.000%, 6/15/25 (Pre-refunded to 6/15/05)

       11,760   New York State Dormitory Authority, Court Facilities Lease Revenue       5/10 at 101            AAA       12,651,878
                 Bonds, City of New York Issue, Series 1999, 5.750%, 5/15/30

                New York State Dormitory Authority, FHA-Insured Mortgage Revenue
                Bonds (New York Hospital Medical Center of Queens), Series 1999:
        1,400    5.550%, 8/15/29                                                         8/09 at 101            AAA        1,456,168
       10,000    5.600%, 2/15/39                                                         8/09 at 101            AAA       10,426,100

        7,000   New York State Energy Research and Development Authority,                7/05 at 102             A+        7,399,560
                 Facilities Refunding Revenue Bonds (Consolidated Edison
                 Company of New York, Inc. Project), Series 1995A,
                 6.100%, 8/15/20

       11,950   New York State Housing Finance Agency, Housing Project                   5/06 at 102            AAA       12,721,970
                 Mortgage Revenue Bonds, 1996 Series A Refunding,
                 6.125%, 11/01/20

        4,200   New York State Mortgage Agency, Homeowner Mortgage                      10/09 at 100            AAA        4,323,312
                 Revenue Bonds, Series 82, 5.550%, 10/01/19 (Alternative
                 Minimum Tax)

       12,000   New York State Medical Care Facilities Finance Agency,                   2/05 at 102            AAA       13,874,760
                 New York Hospital FHA-Insured Mortgage Revenue Bonds,
                 Series 1994A, 6.900%, 8/15/34 (Pre-refunded to 2/15/05)


------------------------------------------------------------------------------------------------------------------------------------
                NORTH DAKOTA - 2.4%

       20,000   Mercer County, North Dakota, Pollution Control Refunding Revenue         1/05 at 102            AAA       21,640,200
                 Bonds (Basin Electric Power Cooperative - Antelope Valley Unit 1
                 and Common Facilities), Second 1995 Series, 6.050%, 1/01/19


------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 0.6%

        5,000   Lorain County, Ohio, Health Facilities Revenue Bonds (Catholic           9/09 at 102            AAA        5,193,950
                 Healthcare Partners), Series 1999A, 5.500%, 9/01/29


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 2.2%

        7,000   Allegheny County, Pennsylvania, Airport Revenue Refunding                1/08 at 101            AAA        7,097,510
                 Bonds (Pittsburgh International Airport), Series 1997A,
                 5.250%, 1/01/16 (Alternative Minimum Tax)

        7,250   Lehigh County Industrial Development Authority, Pennsylvania,            8/05 at 102            AAA        7,924,250
                 Pollution Control Revenue Refunding Bonds (Pennsylvania Power
                 and Light Company Project), 1995 Series A, 6.150%, 8/01/29

        5,000   Sayre Healthcare Facilities Authority, Pennsylvania, Revenue             3/02 at 101            AAA        5,118,550
                 Bonds (Guthrie Healthcare System), Series 1991A, 7.100%, 3/01/17


------------------------------------------------------------------------------------------------------------------------------------
                RHODE ISLAND - 0.6%

        5,050   Rhode Island Port Authority and Economic Development Corporation,        7/04 at 102            AAA        5,485,411
                 Airport Revenue Bonds, 1994 Series A, 6.625%, 7/01/24
                (Alternative Minimum Tax)

    PRINCIPAL                                                                          OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*      RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 1.0%

$       4,180   Johnson City Health and Educational Facilities Board, Tennessee,         1/09 at 101            AAA    $   4,245,041
                 Hospital Revenue Refunding and Improvement Bonds (Johnson
                 City Medical Center Hospital), Series 1998C, 5.250%, 7/01/28

        5,170   Sullivan County Health, Educational and Housing Facilities               2/03 at 102            AAA        5,360,204
                 Board, Tennessee, Hospital Revenue Bonds (Holston Valley
                 Healthcare, Inc.), Series 1993, 5.750%, 2/15/13


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 11.5%

        8,000   Abilene Health Facilities Development Corporation, Texas,                9/05 at 102            AAA        8,726,160
                 Hospital Revenue Refunding and Improvement Bonds (Hendrick
                 Medical Center Project), Series 1995C, 6.150%, 9/01/25

        5,275   City of Austin, Texas, Combined Utility System Revenue Refunding        11/07 at 100            AAA        5,321,737
                 Bonds, Series 1997, 5.125%, 11/15/20

                Harris County, Texas, Hospital District Refunding Revenue Bonds,
                Series 1990:
          780    7.500%, 2/15/03                                                        No Opt. Call            AAA          808,938
          780    7.500%, 2/15/03                                                        No Opt. Call            AAA          809,133
        2,100    7.400%, 2/15/10                                                        No Opt. Call            AAA        2,460,003
        2,900    7.400%, 2/15/10                                                        No Opt. Call            AAA        3,456,075

                City of Houston, Texas, General Obligation Public Improvement
                Bonds, Series 2001A:
       10,000    5.000%, 3/01/22                                                         3/11 at 100            AAA        9,967,700
       10,000    5.000%, 3/01/23                                                         3/11 at 100            AAA        9,940,900

                City of Houston, Texas, Airport System Subordinate Lien Revenue
                Bonds, Series 2000A:
        4,685    5.500%, 7/01/19 (Alternative Minimum Tax)                               7/10 at 100            AAA        4,803,062
        4,000    5.625%, 7/01/20 (Alternative Minimum Tax)                               7/10 at 100            AAA        4,146,440
        4,410    5.625%, 7/01/21 (Alternative Minimum Tax)                               7/10 at 100            AAA        4,568,319

       19,200   Jefferson County Health Facilities Development Corporation,              8/11 at 100            AAA       19,468,032
                 Texas, FHA-Insured Mortgage Revenue Bonds (Baptist Hospital
                 of Southeast Texas), Series 2001, 5.400%, 8/15/31

        6,000   Laredo Community College District, Texas, Limited Tax General            8/10 at 100            AAA        6,142,440
                 Obligation Bonds, Series 2001, 5.375%, 8/01/31

        5,000   Matagorda County Navigation, District Number One, Texas,                 1/02 at 101            AAA        5,057,500
                 Pollution Control Revenue Refunding Bonds (Central Power
                 and Light Company Project), Series 1995, 6.100%, 7/01/28

       17,715   Tarrant County Housing Finance Corporation, Texas, Multifamily           3/12 at 105            Aaa       19,758,248
                 Housing Revenue Bonds (GNMA Collateralized Mortgage
                 Loan - Bardin Green Apartments Project), Series 2001,
                 6.600%, 9/20/42


------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 1.8%

        6,000   Salt Lake City, Utah, Hospital Revenue Refunding Bonds                  11/01 at 100            AAA        6,993,720
                 (IHC Hospitals, Inc.), Series 1988A, 8.000%, 5/15/07

       10,000   Salt Lake County, Utah, Hospital Revenue Bonds (IHC Health               2/11 at 101            AAA        9,906,800
                 Services, Inc.), Series 2001, 5.125%, 2/15/33


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 4.4%

       10,730   Chelan County, Washington, Public Utility District No. 1,                7/11 at 101            AAA       11,356,847
                 Chelan Hydro Consolidated System Revenue Bonds,
                 Series 2001C Refunding, 5.650%, 7/01/32

        4,740   City of Seattle Housing Authority, Washington, Low Income                3/11 at 102            AAA        4,951,451
                 Housing Assistance Revenue Bonds (GNMA Collateralized
                 Mortgage Loan - RHF/Esperanza Apartments Project),
                 Series 2000A, 6.125%, 3/20/42 (Alternative Minimum Tax)

       15,025   City of Seattle Housing Authority, Washington, Low Income               11/11 at 105            AAA       17,570,686
                 Housing Assistance Revenue Bonds (GNMA Collateralized
                 Mortgage Loan - Park Place Project), 2000 Series A,
                 7.000%, 5/20/42

        3,625   Municipality of Metropolitan Seattle, Washington, Sewer                  1/03 at 102            AAA        3,678,795
                 Refunding Revenue Bonds, Series Z, 5.500%, 1/01/33

        2,500   Washington Healthcare Facilities Authority, Revenue Bonds               12/09 at 101            AAA        2,564,901
                 (Providence Services), Series 1999, 5.375%, 12/01/19


                            Nuveen Insured Quality Municipal Fund, Inc. (NQI) (continued)
                                    Portfolio of Investments October 31, 2001

    PRINCIPAL                                                                          OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*      RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WEST VIRGINIA - 1.5%

$      12,845   West Virginia Water Development Authority, Infrastructure               10/10 at 100            AAA    $  13,337,478
                 Revenue Bonds (West Virginia Infrastructure and Jobs
                 Development Council Program), 2000 Series A, 5.500%, 10/01/39
------------------------------------------------------------------------------------------------------------------------------------
$     986,235   Total Investments (cost $838,190,366) - 98.8%                                                            903,853,872
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.2%                                                                      11,144,830
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                      $ 914,998,702
                ====================================================================================================================


                    All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or
                    Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

                 * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                **  Ratings (not covered by the report of independent auditors):
                    Using the higher of Standard & Poor's or Moody's rating.

               (DD) Portion of security purchased on a delayed delivery basis.

                                 See accompanying notes to financial statements.


                            Nuveen Insured Municipal Opportunity Fund, Inc. (NIO)

                            Portfolio of
                                    Investments October 31, 2001

    PRINCIPAL                                                                          OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*      RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 8.8%

$       3,850   Alabama Housing Finance Authority, Multifamily Housing Revenue           7/05 at 103            Aaa    $   4,101,482
                 Refunding Bonds (GNMA Collateralized - Royal Hills),
                 1995 Series F, 6.500%, 7/20/30

       11,000   City of Birmingham Special Care Facilities Financing Authority,          5/05 at 102            AAA       11,544,390
                 Alabama, Baptist Medical Centers Revenue Bonds (Baptist Health
                 System, Inc.), Series 1995-B, 5.875%, 11/15/20

                City of Birmingham Special Care Facilities Financing Authority,
                Alabama, Baptist Medical Centers Revenue Bonds (Baptist Health
                System, Inc.), Series 1996-A:
        7,465    5.875%, 11/15/19                                                       11/06 at 102            AAA        7,905,136
        1,750    5.875%, 11/15/26                                                       11/06 at 102            AAA        1,845,708

       11,175   City Board of Education of the City of Hoover, Alabama, Capital          2/11 at 100            AAA       11,433,925
                 Outlay Tax Anticipation Warrants, Series 2001, 5.250%, 2/15/22

       36,020   Jefferson County, Alabama, Sewer Revenue Refunding                       2/07 at 100            AAA       36,675,564
                 Warrants, Series 1997-A, 5.375%, 2/01/27

                Jefferson County, Alabama, Sewer Revenue Capital Improvement
                Warrants, Series 1999-A:
       34,605    5.000%, 2/01/33                                                         2/09 at 101            AAA       34,091,116
        5,000    5.375%, 2/01/36                                                         2/09 at 101            AAA        5,136,350
       29,860    5.750%, 2/01/38                                                         2/09 at 101            AAA       31,704,154

       24,000   Jefferson County, Alabama, Sewer Revenue Capitol Improvement             2/11 at 101            AAA       23,493,120
                 Warrants, Series 2001A, 5.000%, 2/01/41

        4,250   Shelby County, Alabama, County Board of Education, Capital Outlay        2/05 at 102            AAA        4,598,288
                 Refunding School Warrants, Series 1995, 5.875%, 2/01/17


------------------------------------------------------------------------------------------------------------------------------------
                ALASKA - 4.6%

                Alaska Housing Finance Corporation, General Mortgage Revenue
                Bonds, 1999 Series A:
       24,110    6.050%, 6/01/35                                                         6/09 at 100            AAA       25,250,403
       11,500    6.050%, 6/01/39                                                         6/09 at 100            AAA       12,014,050

       11,460   Alaska Housing Finance Corporation, Governmental Purpose Bonds,         12/05 at 102            AAA       11,732,519
                 1995 Series A, 5.875%, 12/01/30

        4,000   Alaska Housing Finance Corporation, Collateralized Bonds                12/09 at 100            AAA        4,212,120
                 (Veterans Mortgage Program A-1), 1999A First Series,
                 6.150%, 6/01/39

       20,235   Alaska Housing Finance Corporation, Collateralized Bonds                12/09 at 100            AAA       21,293,088
                 (Veterans Mortgage Program A-2), 1999A First Series,
                 6.250%, 6/01/39 (Alternative Minimum Tax)

        3,000   Alaska Student Loan Corporation, Student Loan Revenue Bonds,             7/08 at 100            AAA        3,057,180
                 1998 Series A, 5.250%, 7/01/14 (Alternative Minimum Tax)

                North Slope Borough, Alaska, General Obligation Bonds,
                Series 2001A:
       10,000    0.000%, 6/30/11                                                        No Opt. Call            AAA        6,565,700
       10,000    0.000%, 6/30/12                                                        No Opt. Call            AAA        6,202,700


------------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 0.5%

        9,215   Pima County Industrial Development Authority, Arizona,                   1/02 at 103            AAA        9,570,791
                 Industrial Development Lease Obligation Refunding Revenue
                 Bonds (Irvington Project), 1988 Series A, 7.250%, 7/15/10


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 14.6%

        6,135   California Housing Finance Agency, Housing Revenue Bonds                 8/04 at 102            AAA        6,415,308
                  (Insured), 1994 Series C, 6.250%, 8/01/25

       20,000   California Housing Finance Agency, Home Mortgage Revenue Bonds,     8/11 at 28 19/32            AAA        3,266,600
                 2001 Series M, 0.000%, 8/01/32 (Alternative Minimum Tax)

                California Rural Home Mortgage Finance Authority, Single Family
                Mortgage Revenue Bonds (Mortgage-Backed Securities Program),
                1996 Series A:
        2,135    7.550%, 11/01/26 (Alternative Minimum Tax)                             No Opt. Call            AAA        2,350,101
        1,740    7.750%, 5/01/27 (Alternative Minimum Tax)                              No Opt. Call            AAA        1,929,608


                              Nuveen Insured Municipal Opportunity Fund, Inc. (NIO) (continued)
                                    Portfolio of Investments October 31, 2001

    PRINCIPAL                                                                          OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*      RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA (continued)

                California Housing Finance Agency, Home Mortgage Revenue Bonds,
                2000 Series Y:
$      22,365    0.000%, 8/01/20 (Alternative Minimum Tax)                         11/10 at 55 13/32            AAA    $   7,656,881
       50,640    0.000%, 8/01/31 (Alternative Minimum Tax)                           11/10 at 27 7/8            AAA        8,620,447

        3,100   Santa Clara County, California, Campbell Union School District,          8/04 at 102            AAA        3,499,993
                 1994 General Obligation Bonds, Series A, 6.250%, 8/01/19
                 (Pre-refunded to 8/01/04)

        8,200   Castaic Lake Water Agency, California, Refunding Revenue                 8/04 at 102            AAA        9,086,338
                 Certificates of Participation (Water System Improvement Projects),
                 Series 1994A, 6.300%, 8/01/20

       20,000   Cucamonga County Water District, California, Certificates of             9/11 at 101            AAA       20,442,600
                 Participation, 2000 Water Shares Purchase, 5.125%, 9/01/35

       11,000   Alameda and Contra Costa Counties, California, East Bay Municipal        6/03 at 102            AAA       11,087,340
                 Utility District, Water System Subordinated Revenue Refunding
                 Bonds, Series 1993A, 5.000%, 6/01/21

        5,500   San Diego County, California, Fallbrook Union High School District,      9/04 at 102            AAA        6,227,320
                 1994 General Obligation Bonds, Series A, 6.250%, 9/01/19
                 (Pre-refunded to 9/01/04)

        5,000   Long Beach Bond Finance Authority, California, Lease Revenue            11/11 at 101            AAA        5,188,400
                 Refunding Bonds (Aquarium of the South Pacific),
                 5.250%, 11/01/30

        9,000   Orange County, California, Refunding Recovery Bonds,                     6/05 at 102            AAA        9,833,490
                 1995 Series A, 5.750%, 6/01/15

       12,500   Orange County, California, 1996 Recovery Certificates of                 7/06 at 102            AAA       14,133,500
                 Participation, Series A, 6.000%, 7/01/26

                Poway Redevelopment Agency, California, Tax Allocation Bonds
                (Paguay Redevelopment Project), Series 2001:
       15,000    5.200%, 6/15/30                                                        12/11 at 101            AAA       15,492,000
        5,000    5.125%, 6/15/33                                                        12/11 at 101            AAA        5,114,700

       19,300   Sacramento Power Authority, California, Revenue Bonds                    7/06 at 102            AAA       21,465,460
                 (Cogeneration Project), 1995 Series, 5.875%, 7/01/15

        6,500   City of Salinas, California, Housing Facility Refunding Revenue          7/04 at 102            AAA        6,842,095
                 Bonds (GNMA Collateralized - Villa Serra Project), Series 1994A,
                 6.600%, 7/20/30

       10,000   City and County of San Francisco, California, Airports Commission        5/06 at 101            AAA       10,279,000
                 Revenue Bonds (San Francisco International Airport), Second
                 Series, Issue 13B, 5.500%, 5/01/26 (Alternative Minimum Tax)

       18,710   City and County of San Francisco, California, Airports Commission        5/11 at 100            AAA       19,053,141
                 Revenue Refunding Bonds (San Francisco International Airport),
                 Second Series, Issue 27A, 5.250%, 5/01/26 (Alternative
                 Minimum Tax)

       18,695   San Francisco Bay Area Rapid Transit District, California, Sales Tax     7/11 at 100            AAA       19,070,770
                 Revenue Bonds, Series 2001, 5.125%, 7/01/36

       66,685   San Joaquin Hills Transportation Corridor Agency, California,           No Opt. Call            AAA       25,186,925
                 Senior Lien Toll Road Revenue Bonds, 0.000%, 1/01/21

       31,615   San Joaquin Hills Transportation Corridor Agency, California,            1/07 at 102            AAA       32,441,732
                 Toll Road Refunding Revenue Bonds, Series 1997A,
                 5.250%, 1/15/30

       11,000   Santa Ana Financing Authority, California, Police Administration        No Opt. Call            AAA       13,404,930
                 and Housing Facility Lease Revenue Bonds, Series 1994A,
                 6.250%, 7/01/24

        5,500   Santa Clara County Financing Authority, California, Lease               11/04 at 102            AAA        6,351,400
                 Revenue Bonds (VMC Facility Replacement Project),
                 1994 Series A, 6.750%, 11/15/20 (Pre-refunded to 11/15/04)


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 4.0%

        5,760   City and County of Denver Board of Water Commissioners,                 11/01 at 101            AAA        5,827,795
                 Colorado, Certificates of Participation, Series 1991,
                 6.625%, 11/15/11

       10,545   City and County of Denver, Colorado, Airport Revenue Bonds,             11/06 at 101            AAA       10,875,902
                 Series 1996D, 5.500%, 11/15/25

       10,000   City and County of Denver, Colorado, Excise Tax Revenue Bonds            3/11 at 100            AAA       10,077,200
                 (Colorado Convention Center Project), Series 2001A,
                  5.000%, 9/01/20

       35,995   E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,         No Opt. Call            AAA       11,366,141
                 Series 1997B, 0.000%, 9/01/23

       30,800   E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,          9/10 at 102            AAA       33,352,704
                 Series 2000A, 5.750%, 9/01/35

       11,800   E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,     9/10 at 74 13/16            AAA        5,775,274
                 Series 2000B, 0.000%, 9/01/15

    PRINCIPAL                                                                          OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*      RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONNECTICUT - 0.1%

$       2,500   Connecticut Health and Educational Facilities Authority, Revenue         7/04 at 101            AAA    $   2,807,250
                 Bonds, Choate Rosemary Hall Issue, Series A, 7.000%, 7/01/25
                 (Pre-refunded to 7/01/04)


------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 1.0%

        6,000   District of Columbia, Hospital Improvement and Refunding Revenue         7/02 at 102            AAA        6,254,760
                 Bonds, Children's Hospital Issue, Series 1992A, 6.250%, 7/15/19

        4,820   District of Columbia Housing Finance Agency, Collateralized             12/01 at 102            AAA        4,921,461
                 Single Family Mortgage Revenue Bonds, Series 1990B,
                 7.100%, 12/01/24 (Alternative Minimum Tax)

                District of Columbia, University Revenue Bonds, Georgetown
                University Issue, Series 2001A:
       33,450    0.000%, 4/01/38                                                      4/11 at 20 1/4            AAA        4,054,809
       40,730    0.000%, 4/01/39                                                     4/11 at 19 1/16            AAA        4,650,144


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 0.6%

          539   Dade County Housing Finance Authority, Florida, Single Family           12/01 at 102            AAA          550,508
                 Mortgage Revenue Refunding Bonds, 1991 Series D,
                 6.950%, 12/15/12

        1,565   Escambia County Housing Finance Authority, Florida, Single Family        4/05 at 102            AAA        1,659,213
                 Mortgage Revenue Bonds  (Multi-County Program), Series 1995,
                 6.950%, 10/01/27 (Alternative Minimum Tax)

        4,215   Florida Housing Finance Agency, Home Ownership Revenue                  No Opt. Call            AAA        4,819,684
                 Refunding Bonds, 1987 Series G1, 8.595%, 11/01/17

        5,000   City of Jacksonville, Florida, Transportation Revenue Bonds,            10/11 at 100            AAA        5,126,050
                 Series 2001, 5.250%, 10/01/29


------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 0.3%

        5,000   Glynn-Brunswick Memorial Hospital Authority, Georgia, Revenue            8/06 at 102            AAA        5,291,900
                 Anticipation Certificates (Southeast Georgia Health Systems
                 Project), Series 1996, 5.250%, 8/01/13


------------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 1.3%

       24,250   Hawaii Department of Budget and Finance, Special Purpose                 5/06 at 101            AAA       26,384,728
                 Revenue Bonds (Hawaiian Electric Company, Inc. and Subsidiaries
                 Project), Series 1996A, 6.200%, 5/01/26 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                IDAHO - 0.5%

        2,480   Idaho Housing Agency, Single Family Mortgage Bonds,                     No Opt. Call            Aa1        2,789,355
                 1994 Series B-1, 6.750%, 7/01/22

        2,350   Idaho Housing Agency, Single Family Mortgage Bonds,                     No Opt. Call            Aa1        2,625,444
                 1994 Series B-2, 6.900%, 7/01/26 (Alternative Minimum Tax)

        3,365   Idaho Housing Agency, Single Family Mortgage Bonds, 1995 Series B,       1/05 at 102            Aaa        3,529,582
                 6.600%, 7/01/27 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 8.1%

        4,055   Central Lake County Joint Action Water Agency, Illinois,                 2/03 at 102            Aa2        4,197,209
                 General Obligation Water Refunding Bonds, Series 1992,
                 6.000%, 2/01/19

       10,000   City of Chicago, Illinois, General Obligation Bonds (Central Public  7/02 at 101 1/2            AAA       10,467,600
                 Library Project), Series 1988C, 6.850%, 1/01/17
                 (Pre-refunded to 7/01/02)

       15,500   City of Chicago, Illinois, General Obligation Bonds, Project and         7/08 at 102            AAA       15,746,915
                 Refunding Series 1998, 5.250%, 1/01/28

       22,000   City of Chicago, Illinois, Revenue Bonds (Chicago Midway Airport),       1/09 at 101            AAA       21,606,200
                 Series 1998A, 5.125%, 1/01/31 (Alternative Minimum Tax)

       12,500   City of Chicago, Illinois, General Airport Second Lien Revenue           1/04 at 102            AAA       12,501,500
                 Refunding Bonds (Chicago-O'Hare International Airport),
                 1993 Series C, 5.000%, 1/01/18

        5,270   City of Chicago, Illinois, Second Lien Passenger Facility Charge         1/11 at 101            AAA        5,274,163
                 Revenue Bonds (Chicago-O'Hare International Airport),
                 Series 2001B, 5.125%, 1/01/32

                Board of Governors of State Colleges and Universities, Illinois,
                Auxiliary Facilities System Revenue Bonds (Eastern Illinois
                University), Series 1989:
       12,355    0.000%, 10/01/09                                                   10/04 at 74 1/16            AAA        8,105,004
       16,470    0.000%, 4/01/16 (Pre-refunded to 10/01/04)                         10/04 at 47 1/16            AAA        7,146,333

       10,000   Illinois Development Finance Authority, Revenue Bonds                    5/08 at 101            AAA       10,277,400
                 (Provena Health), Series 1998A, 5.500%, 5/15/21


                            Nuveen Insured Municipal Opportunity Fund, Inc. (NIO) (continued)
                                  Portfolio of Investments October 31, 2001

    PRINCIPAL                                                                          OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*      RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS (continued)

$       2,095   Illinois Educational Facilities Authority, Revenue Bonds (Robert        12/07 at 100            Aaa    $   2,199,897
                 Morris College), Series 2000, 5.800%, 6/01/30

        2,180   Illinois Educational Facilities Authority, Revenue Bonds (DePaul        10/10 at 101            AAA        2,282,547
                 University), Series 2000, 5.500%, 10/01/19

       20,000   Illinois Health Facilities Authority, Brokaw-Mennonite Association       8/02 at 102            AAA       20,884,800
                 Revenue Refunding Bonds (BroMenn Healthcare), Series 1992,
                 6.250%, 8/15/18

        7,000   Illinois Health Facilities Authority, Revenue Bonds (Hospital Sisters    6/08 at 101            Aaa        6,964,580
                 Services, Inc. - Obligated Group), Series 1998A, 5.000%, 6/01/18

        4,500   Illinois Health Facilities Authority, Revenue Bonds (Alexian Brothers    1/09 at 101            AAA        4,451,175
                 Health System), Series 1999, 5.000%, 1/01/19

        6,000   Illinois Health Facilities Authority, Revenue Bonds (Edward Hospital     2/11 at 101            AAA        6,015,600
                 Obligated Group), Series 2001B, 5.250%, 2/15/34

                Illinois State Participants, Department of Central Management
                Services, Illinois Student Assistance Commission Revenue Bonds:
        2,965    6.875%, 7/01/07 (Pre-refunded to 7/01/02)                               7/02 at 102            AAA        3,118,972
        6,085    6.950%, 7/01/13 (Pre-refunded to 7/01/02)                               7/02 at 102            AAA        6,403,976

        4,560   Macon County, Illinois, Revenue Bonds (Millikin University),            10/05 at 100            AAA        5,131,505
                 Series 1995, 6.250%, 10/01/16

        5,000   Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois,           6/04 at 102            AAA        5,610,600
                 Regional Transportation Authority, General Obligation Bonds,
                 Series 1994D, 6.750%, 6/01/25 (Pre-refunded to 6/01/04)


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 2.0%

       10,500   City of Fort Wayne Hospital Authority, Indiana, Revenue Bonds           11/02 at 102          A+***       11,164,965
                 (Parkview Memorial Hospital, Inc. Project), Series 1992,
                 6.400%, 11/15/22 (Pre-refunded to 11/15/02)

       20,000   Indianapolis Local Public Improvement Bond Bank, Indiana,               No Opt. Call            AAA        4,944,600
                 General Obligation Bonds, Series 1999E, 0.000%, 2/01/28

       12,250   City of Lawrenceburg, Indiana, Pollution Control Revenue Refunding       4/02 at 102            AAA       12,721,870
                 Bonds (Indiana Michigan Power Company Project), Series D,
                 7.000%, 4/01/15

        9,545   LaPorte and St. Joseph Counties, Indiana, New Prairie School             7/04 at 102            AAA       10,869,178
                 Building Corporation, First Mortgage Bonds, Series 1994,
                 7.200%, 7/15/21 (Pre-refunded to 7/15/04)


------------------------------------------------------------------------------------------------------------------------------------
                IOWA - 0.3%

        5,000   City of Davenport, Iowa, Hospital Facility Revenue Bonds (Mercy          7/02 at 102            AAA        5,238,700
                 Hospital Project), Series 1992, 6.250%, 7/01/22
                 (Pre-refunded to 7/01/02)


------------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 0.3%

        5,000   University of Kansas Hospital Authority, Health Facilities Revenue       9/09 at 100            AAA        5,222,950
                 Bonds (University of Kansas Health System), Series 1999A,
                 5.650%, 9/01/29


------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 2.2%

       10,000   City of Danville, Louisville and Jefferson County, Kentucky,             3/02 at 102            AAA       10,357,400
                 Metropolitan Sewer District, Multi-City Lease Revenue Bonds
                 (Sewer and Drainage System Revenue Project), Series 1991-G,
                 6.800%, 3/01/19 (Pre-refunded to 3/01/02)

                Louisville and Jefferson County, Kentucky, Metropolitan Sewer
                District, Sewer and Drainage System Revenue Bonds, 2001 Series
                A:
       11,480    5.500%, 5/15/34 (WI, settling 11/07/01)                                11/11 at 101            AAA       12,113,811
       20,650    5.000%, 5/15/36 (WI, settling 11/07/01)                                11/11 at 101            AAA       20,471,584


------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 2.2%

        5,000   Parish of De Soto, Louisiana, Pollution Control Revenue Refunding        9/09 at 102            AAA        5,428,100
                 Bonds (Cleco Utility Group Inc. Project), Series 1999,
                 5.875%, 9/01/29

       15,650   Louisiana Public Facilities Authority, Hospital Revenue Refunding        5/02 at 102            AAA       16,361,449
                 Bonds (Southern Baptist Hospital Project), Series 1992,
                 6.800%, 5/15/12 (Pre-refunded to 5/15/02)

        5,340   City of New Orleans, Louisiana, Public Improvement Bonds,                9/02 at 100            AAA        5,560,061
                 Issue of 1992, 7.000%, 9/01/19  to 9/01/02)

    PRINCIPAL                                                                          OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*      RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA (continued)

$       8,050   Orleans Levee District (A Political Subdivision of the State            12/05 at 103            AAA    $   8,772,246
                 of Louisiana), Public Improvement Bonds, Series 1986,
                 5.950%, 11/01/15

        3,000   Parish of St. Charles, Louisiana, Pollution Control Revenue             12/01 at 102            AAA        3,071,940
                 Bonds (Louisiana Power and Light Company Project),
                 Series 1991, 7.500%, 6/01/21 (Alternative Minimum Tax)

        3,500   Parish of Tangipahoa, Louisiana, Hospital Service District No. 1,        2/04 at 102            AAA        3,754,800
                 Hospital Revenue Bonds, Series 1994, 6.250%, 2/01/24


------------------------------------------------------------------------------------------------------------------------------------
                MAINE - 0.3%

        6,315   Maine Health and Higher Educational Facilities Authority, Revenue        1/02 at 102            AAA        6,458,666
                 Bonds, Series 1991, 6.375%, 7/01/21


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 3.2%

       10,500   Massachusetts Health and Educational Facilities Authority, Revenue       7/02 at 102            AAA       10,960,110
                 Bonds, New England Medical Center Hospitals Issue, Series F,
                 6.625%, 7/01/25

        8,400   Massachusetts Health and Educational Facilities Authority, Revenue      10/05 at 102            AAA        9,193,548
                 Bonds, Berkshire Health Systems Issue, Series D, 6.000%, 10/01/13

                Massachusetts Health and Educational Facilities Authority,
                Revenue Bonds, South Shore Hospital Issue, Series D:
        2,890    6.500%, 7/01/22 (Pre-refunded to 7/01/02)                               7/02 at 102            AAA        3,032,939
        2,960    6.500%, 7/01/22                                                         7/02 at 102            AAA        3,086,866

        4,865   Massachusetts Housing Finance Agency, Housing Revenue                   12/05 at 102            AAA        5,141,964
                 Refunding Bonds, 1995 Series A, 6.100%, 12/01/16

       31,850   Massachusetts Turnpike Authority, Metropolitan Highway System            1/07 at 102            AAA       31,201,853
                 Revenue Bonds, 1997 Series A (Senior), 5.000%, 1/01/37


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 10.2%

       20,000   Wayne County, Michigan, School District of the City of Detroit,          5/12 at 100            AAA       20,163,200
                 School Building and Site Improvement Bonds (Unlimited
                 Tax - General Obligation), Series 2001A, 5.125%, 5/01/31

                City of Detroit, Michigan, Sewage Disposal System Revenue Bonds,
                Series 1999-A:
       15,825    5.750%, 7/01/26                                                         1/10 at 101            AAA       17,875,445
       20,000    5.875%, 7/01/27                                                         1/10 at 101            AAA       21,689,800

        5,000   City of Detroit, Michigan, Sewage Disposal System Revenue                7/11 at 100            AAA        5,026,550
                 Bonds (Senior Lien), Series 2001A, 5.125%, 7/01/31

       25,290   City of Detroit, Michigan, Water Supply System Revenue Bonds             7/11 at 100            AAA       25,003,211
                 (Senior Lien), Series 2001A, 5.000%, 7/01/30

       13,500   City of Detroit, Michigan, Water Supply System Revenue and               7/04 at 102            AAA       13,384,440
                 Revenue Refunding Bonds, Series 1993, 5.000%, 7/01/23

       13,700   City of Detroit, Michigan, Water Supply System Revenue Bonds             7/07 at 101            AAA       13,529,298
                 (Senior Lien), Series 1997-A, 5.000%, 7/01/27

        8,000   Otsego and Antrim Counties, Michigan, Gaylord Community               5/07 at 37 3/4            AAA        2,473,680
                 Schools, 1992 School Building, Site and Refunding Bonds,
                 0.000%, 5/01/21 (Pre-refunded to 5/01/07)

        8,500   Jackson County Hospital Finance Authority, Michigan, Hospital            6/03 at 102            AAA        8,545,050
                 Revenue Refunding Bonds (W. A. Foote Memorial Hospital),
                 Series 1993A, 5.250%, 6/01/23

       10,000   Michigan Strategic Fund, Limited Obligation Refunding Revenue           12/01 at 102            AAA       10,239,800
                 Bonds (Detroit Edison Company Pollution Control Project),
                 Collateralized Series 1991DD, 6.875%, 12/01/21
                 (Pre-refunded to 12/01/01)

       27,000   Ingham County, Michigan, Okemos Public School, 1991 School          5/06 at 34 17/32            AAA        8,013,870
                 Building and Site Bonds, Series I, 0.000%, 5/01/21
                 (Pre-refunded to 5/01/06)

                City of Royal Oak Hospital Finance Authority, Michigan, Hospital
                Revenue Bonds (William Beaumont Hospital), Series 2001M:
       11,000    5.250%, 11/15/31                                                       11/11 at 100            AAA       11,089,430
        6,000    5.250%, 11/15/35                                                       11/11 at 100            AAA        6,034,740


                            Nuveen Insured Municipal Opportunity Fund, Inc. (NIO) (continued)
                                    Portfolio of Investments October 31, 2001
    PRINCIPAL                                                                          OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*      RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------

                MICHIGAN (continued)

                Wayne Charter County, Michigan, Airport Hotel Revenue Bonds
                (Detroit Metropolitan Wayne County Airport) (Limited Tax -
                General Obligation), Series 2001A:
$      10,000    5.250%, 12/01/25                                                       12/11 at 101            AAA    $  10,214,600
       12,500    5.000%, 12/01/30                                                       12/11 at 101            AAA       12,414,125

        6,125   Western Townships Utilities Authority, Michigan, Sewage                  1/02 at 100            AAA        6,163,465
                 Disposal System Refunding Bonds, Series 1991, 6.500%, 1/01/19

       10,000   Washtenaw County, Michigan, Willow Run Community Schools,                5/11 at 100            AAA        9,931,300
                 General Obligation Bonds, Series 2001, 5.000%, 5/01/31


------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 0.5%

        4,800   Minnesota Housing Finance Agency, Single Family Mortgage Bonds,          1/04 at 102            AA+        5,018,064
                 1994 Series M, 6.700%, 7/01/26 (Alternative Minimum Tax)

        4,550   Minnesota Housing Finance Agency, Single Family Mortgage Bonds,          7/02 at 102            AA+        4,676,672
                 1992 Series E, 6.850%, 1/01/24 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 0.2%

        3,040   Missouri Housing Development Commission, Single Family                   1/02 at 102            AAA        3,108,005
                 Mortgage Revenue Bonds (GNMA Mortgage-Backed Securities
                 Program), 1991 Series C, 6.900%, 7/01/18


------------------------------------------------------------------------------------------------------------------------------------
                MONTANA - 1.4%

       26,000   City of Forsyth, Rosebud County, Montana, Pollution Control              3/02 at 102            AAA       26,868,400
                 Revenue Refunding Bonds (Puget Sound Power and Light
                 Company Project), Series 1992, 6.800%, 3/01/22


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 2.8%

        6,000   Clark County, Nevada, General Obligation Bond Bank, Southern             6/11 at 100            AAA        5,949,360
                 Nevada Water Authority Loan, Series 2001, 5.000%, 6/01/31

       11,000   Clark County, Nevada, Las Vegas-McCarran International Airport           7/02 at 102            AAA       11,507,870
                 Passenger Facility Charge Revenue Bonds, 1992 Series A,
                 6.000%, 7/01/22 (Pre-refunded to 7/01/02)

                Director of the State of Nevada, Department of Business and
                Industry, Revenue Bonds (Las Vegas Monorail Project), 1st Tier
                Series 2000:
       15,000    5.625%, 1/01/34                                                         1/10 at 102            AAA       15,781,800
        5,000    5.375%, 1/01/40                                                         1/10 at 100            AAA        5,102,250

        3,755   Nevada Housing Division, Single Family Program Bonds,                    4/04 at 102            Aa2        3,864,796
                 1994 Series B-1 Senior Bonds, 6.700%, 10/01/17

        2,900   Nevada Housing Division, Single Family Mortgage Bonds,                   4/04 at 102            Aa2        3,024,526
                 1994 Series B-2 Senior Bonds, 6.950%, 10/01/26 (Alternative
                 Minimum Tax)

       10,000   Truckee Meadows Water Authority, Nevada, Water Revenue Bonds,            7/11 at 100            AAA       10,183,700
                 Series 2001A, 5.250%, 7/01/34


------------------------------------------------------------------------------------------------------------------------------------
                NEW HAMPSHIRE - 0.3%

        4,950   New Hampshire Higher Educational and Health Facilities Authority,        1/03 at 102            AAA        5,135,922
                 Hospital Revenue Bonds, Lakes Region Hospital Association
                 Issue, Series 1993, 5.750%, 1/01/11


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 3.1%

        8,685   Long Island Power Authority, New York, Electric System General           6/08 at 101            AAA        8,955,711
                 Revenue Bonds, Series 1998A, 5.300%, 12/01/19

        8,265   New York City, New York, General Obligation Bonds, Fiscal            8/02 at 101 1/2            AAA        8,651,141
                 1992 Series C, 6.250%, 8/01/10 (Pre-refunded to 8/01/02)
       10,000   New York City Municipal Water Finance Authority, New York,               6/06 at 101            AAA       10,981,100
                 Water and Sewer System Revenue Bonds, Fiscal 1996 Series B,
                 5.750%, 6/15/26

                New York State Dormitory Authority, City University System
                Consolidated Third General Resolution Revenue Bonds, 1994 Series
                2:
        3,000    6.250%, 7/01/19 (Pre-refunded to 7/01/04)                               7/04 at 100            AAA        3,308,370
        6,400    6.750%, 7/01/24 (Pre-refunded to 7/01/04)                               7/04 at 102            AAA        7,260,800

        5,000   New York State Urban Development Corporation, Correctional               1/07 at 102            AAA        5,271,350
                 Capital Facilities Revenue Bonds, Series 7, 5.700%, 1/01/27

    PRINCIPAL                                                                          OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*      RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK (continued)

$      15,600   New York and New Jersey Port Authority, Consolidated Bonds,              1/05 at 101            AAA    $  16,574,376
                 Ninety-Seventh Series, 6.650%, 1/15/23 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 0.5%

       10,000   City of Charlotte, North Carolina, Water and Sewer System                6/11 at 101            AAA       10,197,700
                 Revenue Bonds, Series 2001, 5.125%, 6/01/26


------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 3.2%

        9,000   County of Lucas, Ohio, Hospital Improvement Revenue Bonds                8/02 at 102            AAA        9,480,060
                 (St. Vincent Medical Center), Series 1992, 6.625%, 8/15/22

       21,100   County of Lucas, Ohio, Hospital Revenue Bonds (ProMedica                11/09 at 101            AAA       21,524,321
                 Healthcare Obligated Group), Series 1999, 5.375%, 11/15/39

        7,195   Ohio Housing Finance Agency, Residential Mortgage Revenue                3/05 at 102            Aaa        7,723,545
                 Bonds (GNMA Mortgage-Backed Securities Program),
                 1995 Series A-2, 6.625%, 3/01/26 (Alternative Minimum Tax)

                Ohio Air Quality Development Authority, Air Quality Development
                Revenue Refunding Bonds (JMG Funding Limited Partnership
                Project), Series 1994:
       13,750    6.375%, 1/01/29 (Alternative Minimum Tax)                              10/04 at 102            AAA       15,049,650
        8,000    6.375%, 4/01/29 (Alternative Minimum Tax)                              10/04 at 102            AAA        8,756,160


------------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA - 1.2%

       19,940   Oklahoma Housing Finance Agency, GNMA Collateralized Single            No Opt. Call             AAA       22,552,539
                 Family Mortgage Revenue Bonds, Series 1987A,
                 7.997%, 8/01/18 (Alternative Minimum Tax)

        1,020   Tulsa County Home Finance Authority, Oklahoma, GNMA                     12/01 at 102            AAA        1,041,338
                 Collateralized Mortgage Revenue Bonds, Series 1991C,
                 7.100%, 6/01/22 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                OREGON - 0.2%

        4,025   Oregon Housing and Community Services Department, Mortgage               7/05 at 102            Aa2        4,244,041
                 Revenue Bonds (Single Family Mortgage Program), 1995 Series A,
                 6.450%, 7/01/26 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 1.9%

       14,700   Allegheny County, Pennsylvania, Airport Revenue Bonds (Greater           1/02 at 102            AAA       15,103,956
                 Pittsburgh International Airport), Series 1992B, 6.625%, 1/01/22
                 (Alternative Minimum Tax) (Pre-refunded to 1/01/02)

        5,000   Blue Mountain School District, Pennsylvania, General Obligation         10/11 at 100            AAA        4,975,000
                 Bonds, Refunding Series A, 5.000%, 10/01/21
                 (WI, settling 11/27/01)

        7,120   Lehigh County General Purpose Authority, Pennsylvania,                   7/04 at 102            AAA        7,926,838
                 Hospital Revenue Bonds (Lehigh Valley Hospital, Inc.),
                 Series 1994A, 6.250%, 7/01/22 (Pre-refunded to 7/01/04)

        8,950   Montgomery County Industrial Development Authority,                      6/02 at 102            AAA        9,325,990
                 Pennsylvania, Pollution Control Revenue Refunding Bonds
                 (Philadelphia Electric Company Project), 1992 Series A,
                 6.625%, 6/01/22


------------------------------------------------------------------------------------------------------------------------------------
                RHODE ISLAND - 1.3%

        2,195   Providence Housing Development Corporation, Rhode Island,                7/04 at 102            AAA        2,316,208
                 Mortgage Revenue Refunding Bonds (FHA-Insured Mortgage
                 Loan - Barbara Jordan Apartments Project), Series 1994A,
                 6.750%, 7/01/25

       20,475   Rhode Island Depositors Economic Protection Corporation,                 2/11 at 100            AAA       22,644,736
                 Special Obligation Refunding Bonds, 1992 Series B,
                 5.250%, 8/01/21 (Pre-refunded to 2/01/11)


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 1.8%

                Piedmont Municipal Power Agency, South Carolina, Electric
                Revenue Bonds, 1988 Refunding Series:
        9,190    0.000%, 1/01/13 (Pre-refunded to 1/01/10)                          1/10 at 79 19/32            AAA        5,239,127
       12,810    0.000%, 1/01/13                                                        No Opt. Call            AAA        7,700,475

       17,300   South Carolina Jobs and Economic Development Authority,                  7/03 at 102            AAA       17,661,916
                 Hospital Revenue Refunding and Improvement Bonds (South
                 Carolina Baptist Hospital), Series 1993D (Linked Shorts
                 and Longs), 5.550%, 8/01/21

                South Carolina Jobs and Economic Development Authority,
                Hospital Facilities Revenue Bonds (Oconee Memorial Hospital, Inc.),
                Series 1995:
        3,000    6.150%, 3/01/15                                                         3/05 at 102            AAA        3,272,310
          600    6.150%, 3/01/25                                                         3/05 at 102            AAA          649,284


                            Nuveen Insured Municipal Opportunity Fund, Inc. (NIO) (continued)
                                    Portfolio of Investments October 31, 2001
    PRINCIPAL                                                                          OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*      RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TEXAS - 10.3%

$      25,150   Brazos River Authority, Texas, Revenue Refunding Bonds (Houston          5/08 at 102            AAA    $  25,322,278
                 Industries Incorporated Project), Series 1998C, 5.125%, 5/01/19
                 (Optional put 5/01/08)

        9,500   Coastal Bend Health Facilities Development Corporation, Texas,          11/02 at 102            AAA       10,062,780
                 Incarnate Word Health Services Revenue Bonds, Series 1993-A,
                 6.000%, 11/15/22 (Pre-refunded to 11/15/02)

       11,460   Dallas County, Texas, Utility and Reclamation District, Unlimited        2/05 at 100            AAA       12,037,699
                 Tax Refunding Bonds, Series 1999B, 5.875%, 2/15/29

       25,000   Harris County-Houston Sports Authority, Texas, Junior Lien              11/11 at 100            AAA       25,203,250
                 Revenue Refunding Bonds, Series 2001B, 5.250%, 11/15/40

                Harris County, Texas, Toll Road Senior Lien Revenue Bonds,
                Series 1989:
        9,000    0.000%, 8/15/18 (Pre-refunded to 8/15/09)                          8/09 at 53 27/32            AAA        3,553,740
       39,000    0.000%, 8/15/19 (Pre-refunded to 8/15/09)                            8/09 at 50 1/4            AAA       14,375,400
        7,280    0.000%, 8/15/20 (Pre-refunded to 8/15/09)                          8/09 at 46 29/32            AAA        2,508,834
        5,085    0.000%, 8/15/21 (Pre-refunded to 8/15/09)                          8/09 at 43 25/32            AAA        1,633,353

        4,170   City of Houston, Texas, Airport System Subordinate Lien Revenue          7/10 at 100            AAA        4,307,485
                 Bonds, Series 2000B, 5.500%, 7/01/30

        8,225   City of Houston, Texas, Airport System Subordinate Lien Refunding        7/07 at 100            AAA        8,240,874
                 Revenue Bonds, Series 1997, 5.125%, 7/01/22

       18,500   City of Houston, Texas, Hotel Occupancy Tax and Special Revenue          9/11 at 100            AAA       18,704,055
                 Bonds (Convention Project), Series 2001B, 5.250%, 9/01/33

       12,826   City of Houston Housing Finance Corporation, Texas, Multifamily          9/11 at 105            Aaa       14,015,227
                 Housing Revenue Bonds (GNMA Collateralized Mortgage - RRG
                 Apartments Project), Series 2001, 6.350%, 3/20/42

       13,280   City of Houston Water and Sewer System, Texas, Junior Lien              12/01 at 102            AAA       13,593,010
                 Revenue Refunding Bonds, Series 1991C, 6.375%, 12/01/17

       23,865   Jefferson County Health Facilities Development Corporation,              8/11 at 100            AAA       24,375,472
                 Texas, FHA-Insured Mortgage Revenue Bonds (Baptist Hospital
                 of Southeast Texas), Series 2001, 5.500%, 8/15/41

        2,900   Tarrant County Health Facilities Development Corporation, Texas,         2/08 at 102            AAA        2,844,784
                 Health Resources System Revenue  Refunding Bonds, Series A,
                 5.250%, 2/15/22

        6,500   Tarrant County Health Facilities Development Corporation, Texas,         2/08 at 101            AAA        6,137,365
                 Health Resources System Revenue Bonds, Series 1997A,
                 5.000%, 2/15/26

       13,880   Texas Department of Housing and Community Affairs, Single                9/06 at 102            AAA       14,537,357
                 Family Mortgage Revenue Bonds, 1996 Series D,
                 6.250%, 9/01/28 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 0.4%

        5,845   Utah Housing Finance Agency, Multifamily Housing Refunding               1/02 at 102            AAA        5,985,046
                 Bonds (FHA-Insured Mortgage Loans), 1992 Issue A,
                 7.400%, 7/01/24

        1,035   Utah Housing Finance Agency, Single Family Mortgage Bonds                7/04 at 102            Aaa        1,074,164
                 (Federally Insured or Guaranteed Mortgage Loans), 1994 Issue D,
                 6.750%, 1/01/27 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 2.1%

        3,195   Kitsap County, Washington, Limited Tax General Obligation Bonds,         7/10 at 100            AAA        3,332,257
                 Series 2000, 5.500%, 7/01/25

        4,250   Snohomish County, Washington, Public Utility District No. 1,             1/02 at 102            AAA        5,048,703
                 Generation System Revenue Bonds, Series 1989, 6.650%, 1/01/16

       19,750   Washington Healthcare Facilities Authority, Revenue Bonds               12/01 at 100            AAA       19,826,630
                 (Group Health Cooperative of Puget Sound, Seattle), Series 1989,
                 7.200%, 12/01/15

                Washington Public Power Supply System, Nuclear Project No. 1
                Refunding Revenue Bonds, Series 1992A:
          280    6.250%, 7/01/17 (Pre-refunded to 7/01/02)                               7/02 at 102            AAA          293,367
        3,820    6.250%, 7/01/17                                                         7/02 at 102            AAA        3,977,613

        8,500   Washington Public Power Supply System, Nuclear Project No. 3             7/03 at 102            AAA        8,753,470
                 Refunding Revenue Bonds, Series 1993B, 5.600%, 7/01/17

    PRINCIPAL                                                                          OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*      RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------

                WEST VIRGINIA - 1.0%

$      10,000   Harrison County Commission, West Virginia, Solid Waste Disposal          5/03 at 102            AAA   $  10,687,900
                 Revenue Bonds (West Penn Power Company - Harrison Station
                 Project), Series B, 6.300%, 5/01/23 (Alternative Minimum Tax)

        4,100   West Virginia Water Development Authority, Water Development            11/01 at 102            AAA       4,197,498
                 Revenue Refunding Bonds (Loan Program), 1991 Series A,
                 7.000%, 11/01/25

        5,050   State of West Virginia, University of West Virginia Board                5/02 at 100            AAA       5,169,130
                 of Trustees, Dormitory Revenue Bonds (West Virginia University
                 Project), 1992 Series A, 6.750%, 5/01/17 (Pre-refunded to 5/01/02)


------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 2.2%

        8,270   Wisconsin Housing and Economic Development Authority, Housing            1/02 at 102            AAA       8,462,691
                 Revenue Bonds, 1992 Series A, 6.850%, 11/01/12

       15,000   Wisconsin Health and Educational Facilities Authority, Revenue           2/07 at 102            AAA      15,645,449
                 Bonds (Marshfield Clinic Project), Series 1997, 5.750%, 2/15/27

       18,000   Wisconsin Health and Educational Facilities Authority, Revenue           8/07 at 102            AAA      18,361,619
                 Bonds (Aurora Healthcare, Inc.), Series 1997, 5.250%, 8/15/17


------------------------------------------------------------------------------------------------------------------------------------
                WYOMING - 0.9%

       17,225   Wyoming Community Development Authority, Housing Revenue            12/07 at 101 1/2            AAA      17,608,083
                 Bonds, Series 6, 5.600%, 6/01/29
------------------------------------------------------------------------------------------------------------------------------------
$   2,211,955   Total Investments (cost $1,823,068,914) - 100.4%                                                      1,963,401,337
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - (0.4)%                                                                   (8,741,971)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                    $1,954,659,366
                ====================================================================================================================


                    All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or
                    Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

                 * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                **  Ratings (not covered by the report of independent auditors):
                    Using the higher of Standard & Poor's or Moody's rating.

               *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

               (WI) Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.


                            Nuveen Premier Insured Municipal Income Fund, Inc. (NIF)

                            Portfolio of
                                   Investments October 31, 2001

    PRINCIPAL                                                                          OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*      RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------

                ALABAMA - 2.1%

                City of Enterprise, Alabama, Waterworks Board Water Revenue
                Bonds, Series 2001:
$       1,985    5.000%, 10/01/21 (WI, settling 11/01/01)                               10/11 at 101            AAA    $   1,989,049
        4,910    5.000%, 10/01/31 (WI, settling 11/01/01)                               10/11 at 101            AAA        4,875,876

        2,730   City of Montgomery BMC Special Care Facilities Financing                12/02 at 102            AAA        2,907,532
                 Authority, Alabama, Revenue Bonds (Baptist Medical Center),
                 Series 1992-B, 6.700%, 12/01/10


------------------------------------------------------------------------------------------------------------------------------------
                ALASKA - 0.6%

        2,890   Alaska Housing Finance Corporation, Governmental Purpose                12/05 at 102            AAA        2,966,238
                 Bonds, 1995 Series A, 5.875%, 12/01/24


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 22.5%

                Abag Finance Authority for Nonprofit Corporations, California,
                Insured Certificates of Participation (Children's Hospital
                Medical Center of Northern California), Series 1999:
        6,750    5.875%, 12/01/19                                                       12/09 at 101            AAA        7,485,818
       10,000    6.000%, 12/01/29                                                       12/09 at 101            AAA       11,188,200

        5,000   Contra Costa County, California, Antioch Area Public Facilities          8/09 at 101            AAA        5,429,100
                 Financing Agency, Community Facilities District No. 1989-1,
                 Special Tax Bonds, Series 1999, 5.700%, 8/01/22

        3,250   California Pollution Control Financing Authority, Pollution Control      4/11 at 102            AAA        3,382,340
                 Refunding Revenue Bonds (Pacific Gas and Electric Company),
                 Series 1996A Remarketed, 5.350%, 12/01/16
                 (Alternative Minimum Tax)#

          815   Kern County Housing Authority, California, Guaranteed Tax-Exempt        No Opt. Call            AAA          931,488
                 Mortgage Obligations, 1994 Series A, Subseries I,
                 7.150%, 12/30/24 (Alternative Minimum Tax)

          555   Kern County Housing Authority, California, Guaranteed Tax-Exempt        No Opt. Call            AAA          637,268
                 Mortgage Obligations, 1994 Series A, Subseries III,
                 7.450%, 6/30/25 (Alternative Minimum Tax)

        5,680   La Verne Grand Terrace Housing Finance Agency, California,              No Opt. Call            AAA        8,275,760
                 Single Family Residential Mortgage Revenue Bonds, 1984 Series A,
                 10.250%, 7/01/17

        5,840   Lancaster Redevelopment Agency, California, Tax Allocation               2/02 at 102            AAA        6,007,433
                 Refunding Bonds (Lancaster Residential Redevelopment Project
                 Area), Issue of 1992, 6.100%, 8/01/19

       11,080   City of Lodi, California, Electric System Revenue Certificates of   1/09 at 40 23/32            AAA        3,065,725
                 Participation, 1999 Series B, 0.000%, 1/15/24

        5,000   San Bernardino County, California, Ontario Redevelopment                No Opt. Call            AAA        6,891,100
                 Financing Authority, 1995 Revenue Refunding Bonds (Ontario
                 Redevelopment Project No. 1), 7.400%, 8/01/25

        8,880   City of Pomona, California, Single Family Mortgage Revenue              No Opt. Call            AAA       11,542,846
                 Refunding Bonds (GNMA and FHLMC Mortgage-Backed
                 Securities), Series 1990B, 7.500%, 8/01/23

       10,305   City of San Bernardino, California, Single Family Mortgage              No Opt. Call            AAA       13,499,138
                 Revenue Refunding Bonds (GNMA Mortgage-Backed Securities),
                 Series 1990A, 7.500%, 5/01/23

       14,755   San Bernardino County, California, Single Family Mortgage               No Opt. Call            AAA       19,197,878
                 Revenue Bonds (GNMA Mortgage-Backed Securities),
                 1988 Series A, 8.300%, 9/01/14 (Alternative Minimum Tax)

        4,300   City and County of San Francisco Airports Commission,                    5/11 at 100            AAA        4,364,629
                 California, Revenue Refunding Bonds (San Francisco International
                 Airport), Second Series, Issue 27A, 5.125%, 5/01/19

        2,000   City of Santa Barbara, California, Certificates of Participation         4/02 at 102            AAA        2,075,620
                 (1992 Water System Improvement Project and Refunding),
                 6.700%, 4/01/27


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 3.7%

        6,000   E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,          9/10 at 102            AAA        6,505,740
                 Series 2000A, 5.750%, 9/01/29

        9,150   Northwest Parkway Public Highway Authority, Colorado, Revenue            6/11 at 102            AAA        9,288,714
                 Bonds, Senior Series 2001A, 5.250%, 6/15/41

        1,225   Summit County, Colorado, Summit School District RE-1,                   12/04 at 100            AAA        1,374,597
                 General Obligation Improvement Bonds, Series 1994,
                 6.700%, 12/01/14 (Pre-refunded to 12/01/04)

    PRINCIPAL                                                                          OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*      RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------

                FLORIDA - 3.9%

$      50,500   Miami-Dade County, Florida, Subordinate Special Obligation Bonds,   4/08 at 29 11/16            AAA    $  10,217,665
                 Refunding Series 1997B 0.000%, 10/01/30

       30,000   Miami-Dade County, Florida, Subordinate Special Obligation           4/08 at 37 5/16            AAA        7,651,500
                 Bonds, Series 1997A, 0.000%, 10/01/26


------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 4.7%

                Burke County Development Authority, Georgia, Pollution Control
                Revenue Bonds (Oglethorpe Power Corporation Vogtle Project),
                Series 1992:
        3,555    7.800%, 1/01/08 (Pre-refunded to 1/01/03)                               1/03 at 103            AAA        3,885,579
       10,000    8.000%, 1/01/15 (Pre-refunded to 1/01/03)                               1/03 at 103            AAA       10,950,800

        6,500   Georgia Medical Center Hospital Authority, Revenue Anticipation          8/09 at 102            AAA        6,760,585
                 Certificates (Columbus Regional Healthcare System, Inc. Project),
                 Series 1999, 5.500%, 8/01/25


------------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 4.0%

        8,030   State of Hawaii, Airports System Revenue Bonds, Refunding                7/10 at 101            AAA        9,074,703
                 Series 2000B, 6.500%, 7/01/15 (Alternative Minimum Tax)

                State of Hawaii Department of Budget and Finance, Special
                Purpose Revenue Bonds (Hawaii Electric Company, Inc. and
                Subsidiaries Project), Series 1999D:
        2,250    6.150%, 1/01/20 (Alternative Minimum Tax)                               1/09 at 101            AAA        2,441,070
        6,500    6.200%, 11/01/29 (Alternative Minimum Tax)                             11/09 at 101            AAA        7,098,780


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 10.7%

       10,000   City of Chicago, Illinois, General Obligation Refunding Bonds,           1/10 at 101            AAA       10,409,600
                 Series 2000D, 5.500%, 1/01/35

        8,200   City of Chicago Board of Education, Illinois, General Obligation        No Opt. Call            AAA        9,662,716
                 Lease Certificates, 1992 Series A, 6.250%, 1/01/15

       10,010   Illinois Development Finance Authority, Revenue Bonds (Catholic          2/05 at 102            AAA       10,152,342
                 Health Partners Services), Series 1995A, 5.300%, 2/15/18

       10,150   Onterie Center Housing Finance Corporation (An Illinois Not For          7/02 at 102            AAA       10,586,755
                 Profit Corporation), Mortgage Revenue Refunding Bonds (FHA
                 Insured Mortgage Loan - Onterie Center Project), Series 1992A,
                 7.050%, 7/01/27

        3,225   DuPage, Kane, Lake, McHenry and Will Counties, Illinois, Regional       No Opt. Call            AAA        4,286,831
                 Transportation Authority,  General Obligation Bonds, Series 1992A,
                 9.000%, 6/01/09

        4,000   St. Clair County, Illinois, Public Building Commission, Public          12/02 at 102            AAA        4,163,280
                 Building Revenue Bonds, Series 1992, 6.350%, 12/01/09
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 2.8%

        5,375   Indiana Health Facility Financing Authority, Hospital Revenue            5/02 at 102            AAA        5,578,229
                 Refunding and Improvement Bonds (Community Hospitals
                 Projects), Series 1992, 6.400%, 5/01/12

        7,000   Southwest Allen Multi-School Building Corporation, Ft. Wayne,            1/02 at 101            AAA        7,127,680
                 Indiana, First Mortgage Refunding Bonds, Series 1992B,
                 6.375%, 1/15/09


------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 1.5%

        6,500   Daviess County, Kentucky, Insured Hospital Revenue Bonds                 8/02 at 102            AAA        6,830,655
                 (ODCH, Inc. Project), 1992 Series A, 6.250%, 8/01/22


------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 2.1%

                Louisiana Public Facilities Authority, Hospital Revenue Bonds
                (Our Lady of Lourdes Regional Medical Center Project), Series
                1992:
        5,000    6.375%, 2/01/12 (Pre-refunded to 2/01/03)                               2/03 at 102            AAA        5,352,100
        4,000    6.450%, 2/01/22 (Pre-refunded to 2/01/03)                               2/03 at 102            AAA        4,286,560


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 3.4%

        8,335   Massachusetts Health and Educational Facilities Authority,               7/02 at 102            AAA        8,700,240
                 Revenue Bonds, New England Medical Center Hospitals Issue,
                 Series F, 6.625%, 7/01/25

        7,000   Massachusetts Turnpike Authority, Metropolitan Highway System            1/07 at 102            AAA        6,857,550
                 Revenue Bonds, 1997 Series A (Senior), 5.000%, 1/01/37


                        Nuveen Premier Insured Municipal Income Fund, Inc. (NIF) (continued)
                               Portfolio of Investments October 31, 2001
    PRINCIPAL                                                                          OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*      RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------

                MICHIGAN - 4.0%

$       5,000   City of Detroit, Michigan, Water Supply System Revenue Senior            7/11 at 100            AAA    $   5,084,950
                 Lien Bonds, 2001 Series A, 5.250%, 7/01/33

        2,250   City of Kalamazoo Hospital Finance Authority, Michigan, Hospital         5/06 at 102            AAA        2,388,128
                 Revenue Refunding and Improvement Bonds (Bronson Methodist
                 Hospital), Series 1996, 5.750%, 5/15/16

        6,500   Michigan Higher Education Student Loan Authority, Student Loan          No Opt. Call            AAA        6,953,440
                 Refunding Revenue Bonds, Series XII-T, 5.300%, 9/01/10
                 (Alternative Minimum Tax)

        4,000   State of Michigan, State Trunk Line Fund Refunding Bonds,               11/08 at 101            AAA        3,885,440
                 Series 1998A, 4.750%, 11/01/20


------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 1.5%

        4,900   Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,        1/10 at 101            AAA        5,387,305
                 Airport Revenue Bonds, Series 2000B, 6.000%, 1/01/14
                 (Alternative Minimum Tax)

        1,360   Minnesota Housing Finance Agency, Rental Housing Bonds,                  2/05 at 102            AAA        1,407,097
                 1995 Series D, 5.950%, 2/01/18


------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 2.3%

        7,495   Jefferson County Industrial Development Authority, Missouri,             8/07 at 100            AAA       10,385,747
                 Housing Revenue Bonds (Richardson Road Apartments Project),
                 Series 1985, 11.000%, 12/15/15 (Pre-refunded to 8/15/07)


------------------------------------------------------------------------------------------------------------------------------------
                MONTANA - 2.9%

       13,000   City of Forsyth, Rosebud County, Montana, Pollution Control              3/02 at 102            AAA       13,434,200
                 Revenue Refunding Bonds (Puget Sound Power and Light
                 Company Colstrip Project), Series 1992, 6.800%, 3/01/22


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 3.3%

       10,000   Clark County, Nevada, Airport System Subordinated Lien Revenue           7/11 at 100            AAA       10,060,700
                 Bonds, Series 2001B, 5.125%, 7/01/21

        5,050   Washoe County, Nevada, Gas and Water Facilities Refunding                7/02 at 102            AAA        5,270,079
                 Revenue Bonds (Sierra Pacific Power Company Project),
                 Series 1987 Remarketed, 6.300%, 12/01/14


------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 1.0%

        4,545   Hudson County, New Jersey, Jersey City Municipal Utilities               7/08 at 102            AAA        4,598,267
                 Authority, Sewer Revenue Bonds, Series 2001A-2,
                 5.200%, 7/15/21 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 2.0%

        7,645   Metropolitan Transportation Authority, New York, Transit ,              No Opt. Call            AAA        9,244,258
                 Facilities Revenue Bonds, Series J 9.100%, 7/01/05


------------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA - 3.0%

        4,230   Oklahoma Housing Finance Agency, GNMA Collateralized Single             No Opt. Call            AAA        4,784,215
                 Family Mortgage Revenue Bonds, Series 1987A, 7.997%, 8/01/18
                 (Alternative Minimum Tax)

        5,440   Sapulpa Municipal Authority, Oklahoma, Capital Improvement               7/10 at 101            AAA        5,804,806
                 Revenue Bonds, Series 2000 Refunding, 5.625%, 7/01/20

        3,000   Tulsa Industrial Authority, Oklahoma, Multifamily Housing Revenue       11/05 at 103            Aaa        3,157,710
                 Refunding Bonds (GNMA Collateralized - Country Club of
                 Woodland Hills Development), Series 1995, 6.250%, 11/01/27


------------------------------------------------------------------------------------------------------------------------------------
                OREGON - 1.2%

        5,000   Oregon Health, Housing, Educational and Cultural Facilities              3/12 at 105            Aaa        5,430,300
                 Authority, Revenue Bonds (GNMA Mortgaged-Backed
                 Securities Program - Necanicum Village Assisted Living
                 Project), 2001 Series A, 5.000%, 6/20/42


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 4.3%

       19,140   Montgomery County Industrial Development Authority,                      6/02 at 102            AAA       19,944,071
                 Pennsylvania, Pollution Control Revenue Refunding Bonds
                 (Philadelphia Electric Company Project), 1992 Series A,
                 6.625%, 6/01/22


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 2.2%

       10,000   Piedmont Municipal Power Agency, South Carolina, Electric                1/03 at 100            AAA       10,224,900
                 Revenue Refunding Bonds, Series 1991, 6.250%, 1/01/18

    PRINCIPAL                                                                          OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*      RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TENNESSEE - 1.2%

$       5,000   Health and Educational Facilities Board of the Metropolitan             11/09 at 101            AAA    $   5,418,150
                 Government of Nashville and Davidson County, Tennessee,
                 Revenue Bonds (Ascension Health Credit Group), Series 1999A,
                 6.000%, 11/15/30


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 3.5%

        5,000   Bexar County Health Facilities Development Corporation,                 11/07 at 102            AAA        5,011,600
                 Texas, Health System Revenue Refunding Bonds (Baptist
                 Health System), Series A-1, 5.250%, 11/15/27

          810   Corpus Christi Housing Finance Corporation, Texas, Single                1/02 at 103            AAA          836,852
                 Family Mortgage Senior Revenue Refunding Bonds,
                 Series 1991A, 7.700%, 7/01/11

          765   City of El Paso Property Finance Authority, Inc., Texas, Single          6/02 at 103            Aaa          795,003
                 Family Mortgage Revenue Bonds (GNMA Mortgage-Backed
                 Securities Program), Series 1992A, 8.700%, 12/01/18
                 (Alternative Minimum Tax)

        1,600   Harris County, Texas, Toll Road Senior Lien Revenue Refunding            2/02 at 100            AAA        1,604,960
                 Bonds, Series 1992B, 6.625%, 8/15/17

        7,600   City of San Antonio, Texas, Airport System Improvement Revenue           7/11 at 101            AAA        7,803,756
                 Bonds, Series 2001, 5.375%, 7/01/16 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 0.8%

        3,635   Virginia Housing Development Authority, Commonwealth Mortgage            7/11 at 100            AAA        3,720,277
                 Bonds, 2001 Series C-2, 5.450%, 7/01/23 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 1.6%

        6,990   Washington Public Power Supply System, Nuclear Project No. 1             7/08 at 102            AAA        7,142,101
                  Refunding Revenue Bonds, Series 1998A, 5.125%, 7/01/17


------------------------------------------------------------------------------------------------------------------------------------
                WEST VIRGINIA - 1.4%

        6,000   Mason County, West Virginia, Pollution Control Revenue Bonds             6/02 at 102            AAA        6,263,039
                  (Appalachian Power Company Project), Series I, 6.850%, 6/01/22
------------------------------------------------------------------------------------------------------------------------------------
$     485,185   Total Investments (cost $420,211,840) - 98.2%                                                            451,998,660
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 1.4%

        3,100   Iowa Higher Education Loan Authority, Private College Facility                               VMIG-1        3,100,000
                 Revenue Bonds (Wartburg Theological Seminary Project),
                 Variable Rate Demand Bonds, Series 2000, 2.050%, 3/01/30+

        3,525   Minneapolis-St. Paul Housing and Redevelopment Authority,                                     SP-1+        3,525,000
                 Minnesota, Healthcare System Revenue Refunding Bonds
                 (Children's Healthcare), Variable Rate Demand Bonds,
                 Series 1995B, 2.050%, 8/15/25+
------------------------------------------------------------------------------------------------------------------------------------
$       6,625   Total Short-Term Investments (cost $6,625,000)                                                             6,625,000
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 0.4%                                                                       2,030,483
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                      $ 460,654,143
                ====================================================================================================================


                    All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market
                    Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S.
                    Government agency securities, any of which ensure the timely payment of principal and interest.

                * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               **   Ratings (not covered by the report of independent auditors):
                    Using the higher of Standard & Poor's or Moody's rating.

                # On April 6, 2001, the Pacific Gas & Electric Company (PG&E) filed for bankruptcy protection. The utility has stated that it intends to pay interest on its senior bonds through the bankruptcy and pay the principal after its reorganization is completed. However, the company's ability to make these payments will depend on its cash flow, which will be affected by the bankruptcy court decisions.

                + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

               (WI) Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.


                            Nuveen Insured Premium Income Municipal Fund 2 (NPX)

                            Portfolio of
                                    Investments October 31, 2001

    PRINCIPAL                                                                          OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*      RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 2.5%

                Jefferson County, Alabama, Sewer Revenue Warrants, Series 1997D:
$       5,000    5.700%, 2/01/20                                                         2/07 at 101            AAA    $   5,255,900
        8,800    5.750%, 2/01/22                                                         2/07 at 101            AAA        9,274,848

        2,500   City of Mobile, Alabama, General Obligation Refunding Warrants,          2/06 at 102            AAA        2,805,150
                 Series 1996, 5.750%, 2/15/16 (Pre-refunded to 2/15/06)

        2,000   City of Scottsboro, Alabama, General Obligation School Warrants,         7/06 at 102            AAA        2,166,060
                 Series 1996-B, 5.750%, 7/01/14


------------------------------------------------------------------------------------------------------------------------------------
                ALASKA - 0.3%

        2,350   Alaska Housing Finance Corporation, Mortgage Revenue Bonds,              6/06 at 102            AAA        2,479,579
                 1996 Series A, 6.050%, 12/01/17


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 5.1%

        6,450   California Housing Finance Agency, Multi-Unit Rental Housing             2/03 at 102            Aa2        6,668,655
                 Revenue Bonds, Series 1992A-II, 6.625%, 2/01/24 (Alternative
                 Minimum Tax)

       31,200   Foothill/Eastern Transportation Corridor Agency, California,         1/10 at 24 7/32            AAA        4,775,784
                 Toll Road Refunding Revenue Bonds, Series 1999, 0.000%, 1/15/34

        6,850   Orange County, California, 1996 Recovery Certificates of                 7/06 at 102            AAA        7,745,158
                 Participation, Series A, 6.000%, 7/01/26

       13,000   Sacramento City Financing Authority, California, 1999 Capital           12/09 at 102            AAA       14,433,510
                 Improvement Revenue Bonds (Solid Waste and Redevelopment
                 Projects), 5.800%, 12/01/19

                San Leandro Housing Finance Corporation, California, Mortgage
                Revenue Refunding Bonds (FHA-Insured Mortgage Loan - Ashland
                Village Apartments Section 8 Assisted Project), Series 1993A:
        1,400    6.550%, 1/01/12                                                         1/02 at 102            AAA        1,432,452
        5,100    6.650%, 1/01/25                                                         1/02 at 102            AAA        5,212,557


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 2.5%

                Colorado Health Facilities Authority, Hospital Revenue Bonds
                (Poudre Valley Healthcare, Inc.), Series 1999A:
        2,480    5.625%, 12/01/19                                                       12/09 at 101            Aaa        2,633,785
        3,500    5.750%, 12/01/23                                                       12/09 at 101            Aaa        3,730,370

       12,955   City and County of Denver, Colorado, Airport System Revenue             11/05 at 102            AAA       13,445,088
                 Bonds, Series 1995A, 5.600%, 11/15/20


------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 1.2%

        5,000   District of Columbia, Hospital Improvement and Refunding Revenue         7/02 at 102            AAA        5,212,300
                 Bonds (Children's Hospital Issue), Series 1992A, 6.250%, 7/15/19

        3,765   District of Columbia Housing Finance Agency, Collateralized Single       6/03 at 102            AAA        3,867,596
                 Family Mortgage Revenue Bonds, Series 1990C-4,
                 6.350%, 12/01/24 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 5.7%

                State of Hawaii, Airports System Revenue Bonds, Refunding
                Series 2000B:
        6,105    6.100%, 7/01/16 (Alternative Minimum Tax)                               7/10 at 100            AAA        6,671,849
        9,500    6.625%, 7/01/17 (Alternative Minimum Tax)                               7/10 at 101            AAA       10,732,720
        2,000    6.625%, 7/01/18 (Alternative Minimum Tax)                               7/10 at 101            AAA        2,258,000

       24,000   State of Hawaii Department of Budget and Finance, Special                7/10 at 101            AAA       25,341,360
                 Purpose Revenue Bonds (Hawaiian Electric Company, Inc. and
                 Subsidiary Projects), Refunding Series 2000, 5.700%, 7/01/20
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                IDAHO - 0.3%

        2,155   Idaho Housing and Finance Association, Single Family Mortgage        1/08 at 101 1/2            AAA        2,259,841
                 Bonds, 1998 Series E, 5.450%, 7/01/18 (Alternative Minimum Tax)

    PRINCIPAL                                                                          OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*      RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 11.5%

$       2,500   City of Aurora, Kane, DuPage, Kendall and Will Counties, Illinois,       1/05 at 100            AAA    $   2,722,100
                 General Obligation Corporate Purpose Bonds, Series 1996,
                 5.800%, 1/01/14 (Pre-refunded to 1/01/05)

        1,500   City of Chicago, Illinois, General Obligation Bonds, Project             7/05 at 102            AAA        1,695,450
                 Series 1995, 6.125%, 1/01/16 (Pre-refunded to 7/01/05)

        8,370   City of Chicago, Illinois, Chicago Midway Airport Revenue Bonds,         1/07 at 102            AAA        8,761,298
                 Series 1996A, 5.625%, 1/01/17

                City of Chicago, Illinois, Chicago Midway Airport Revenue Bonds,
                1994 Series A:
          280    6.100%, 1/01/08 (Alternative Minimum Tax)                               1/04 at 102            AAA          296,456
          710    6.250%, 1/01/14 (Alternative Minimum Tax)                               1/04 at 102            AAA          759,437

        9,000   City of Chicago, Illinois, Chicago-O'Hare International Airport,         1/02 at 102            AAA        9,235,170
                 International Terminal Special Revenue Bonds, Series 1992,
                 6.750%, 1/01/18 (Alternative Minimum Tax)

        8,235   City of Chicago, Illinois, Chicago-O'Hare International Airport,         1/05 at 102            AAA        9,012,384
                 General Airport Second Lien Revenue Refunding Bonds,
                 1994 Series A, 6.375%, 1/01/15

       10,000   City of Chicago, Illinois, Chicago-O'Hare International Airport,         1/10 at 101            AAA       10,373,800
                 General Airport Second Lien Revenue Refunding Bonds,
                 1999 Series, 5.500%, 1/01/17 (Alternative Minimum Tax)

        9,680   City of Chicago, Illinois, Educational Facilities Authority, Columbia    6/08 at 100            AAA        9,661,898
                 College Revenue Bonds, Series 1998, 5.000%, 12/01/20

        1,950   Illinois Health Facilities Authority, Health Facilities Refunding       No Opt. Call            AAA        2,345,207
                 Revenue Bonds (SSM Healthcare), Series 1992AA,
                 6.550%, 6/01/14

                Illinois Health Facilities Authority, Revenue Bonds (Lutheran General
                Health System), Series 1993A:
        4,355    6.125%, 4/01/12                                                        No Opt. Call            AAA        4,956,817
        5,000    6.250%, 4/01/18                                                        No Opt. Call            AAA        5,901,750

        3,220   Illinois Housing Development Authority, Housing Development              1/04 at 102             A+        3,333,376
                 Bonds, 1993 Series A, 6.000%, 7/01/18

        1,770   Illinois Health Facilities Authority, Revenue Bonds (Elmhurst            1/02 at 102            AAA        1,816,055
                 Memorial Hospital), Series 1991, 6.625%, 1/01/22

        4,000   Illinois Toll Highway Authority, Toll Highway Priority Revenue           1/03 at 102            AAA        4,261,840
                 Bonds, 1992 Series A, 6.200%, 1/01/16 (Pre-refunded to 1/01/03)

        6,335   Illinois Metropolitan Pier and Exposition Authority, McCormick           6/03 at 102            AAA        6,885,131
                 Place Expansion Project Bonds, Series 1992A, 6.500%, 6/15/22
                 (Pre-refunded to 6/15/03)

        1,970   City of Peoria, City of Moline and City of Freeport, Illinois,          10/05 at 105            AAA        2,176,929
                 Collateralized Single Family Mortgage Revenue Bonds,
                 Series 1995A, 7.600%, 4/01/27 (Alternative Minimum Tax)

                St. Clair County, Illinois, General Obligation Bonds (Alternate
                Revenue Source), Series 1999:
        7,595    0.000%, 10/01/23                                                    10/09 at 45 3/4            AAA        2,226,019
        7,745    0.000%, 10/01/24                                                   10/09 at 43 3/16            AAA        2,141,570
        7,910    0.000%, 10/01/25                                                  10/09 at 40 23/32            AAA        2,060,634


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 2.4%

        1,000   Allen County, Indiana, Fort Wayne South Side School Building             1/04 at 102            AAA        1,095,140
                 Corporation, First Mortgage Bonds, Series 1994,
                 6.125%, 1/15/12 (Pre-refunded to 1/15/04)

        2,220   Indiana Municipal Power Agency, Power Supply System                      1/03 at 102            AAA        2,360,215
                 Revenue Bonds, 1993 Series A, 6.125%, 1/01/19

        5,285   Logansport School Building Corporation, Indiana, First                   7/11 at 100            AAA        5,325,219
                 Mortgage Bonds, Series 2001, 5.125%, 1/15/22

        9,770   Allen County, Indiana, Northwest Allen Building Corporation,             6/05 at 102            AAA       10,422,245
                 First Mortgage Bonds, Series 1995, 5.500%, 6/01/15


------------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 0.3%

          760   City of Olathe, Labette County, Kansas, Collateralized Single            2/05 at 105            Aaa          827,982
                 Family Mortgage Refunding Revenue Bonds, Series A-I,
                 8.100%, 8/01/23 (Alternative Minimum Tax)

        1,165   Sedwick and Shawnee County, Kansas, Collateralized Single               11/04 at 105            Aaa        1,291,391
                 Family Mortgage Refunding Revenue Bonds, Series A-II,
                 8.050%, 5/01/24 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 0.7%

       23,340   Kentucky Economic Development Finance Authority, Health                 No Opt. Call            AAA        5,592,731
                 System Revenue Bonds (Norton Healthcare Inc.), Series 2000B,
                 0.000%, 10/01/28


                            Nuveen Insured Premium Income Municipal Fund 2 (NPX) (continued)
                                    Portfolio of Investments October 31, 2001
    PRINCIPAL                                                                          OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*      RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 2.5%

$       5,000   Massachusetts Housing Finance Agency, Housing Project Revenue            4/03 at 102            AAA    $   5,178,900
                 Bonds, Series 1993A Refunding, 6.150%, 10/01/15

        6,655   Massachusetts Housing Finance Agency, Single Family Housing              6/06 at 102            AAA        6,997,999
                 Revenue Bonds, Series 48, 6.350%, 6/01/26 (Alternative
                 Minimum Tax)

        5,000   Massachusetts Housing Finance Agency, Single Family Housing              6/07 at 102            AAA        5,236,250
                 Revenue Bonds, Series 53, 6.150%, 12/01/29
                 (Alternative Minimum Tax)

        2,550   Massachusetts Housing Finance Agency, Rental Housing                     7/02 at 100            AAA        2,555,789
                 Mortgage Revenue Bonds, Series 2001A, 6.000%, 1/01/43
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 4.9%

        4,705   Board of Control of Grand Valley State University, Michigan,            12/10 at 100            AAA        4,829,588
                 General Revenue Bonds, Series 2000, 5.250%, 12/01/20

        9,250   Michigan Public Power Agency, Belle River Project Refunding              1/03 at 102            AAA        9,336,488
                 Revenue Bonds, 1993 Series A, 5.250%, 1/01/18

       10,000   Michigan Housing Development Authority, Rental Housing                   4/07 at 102            AAA       10,581,100
                 Revenue Bonds, 1997 Series A, 6.000%, 4/01/16 (Alternative
                 Minimum Tax)

        2,945   State of Michigan, State Trunk Line Fund Refunding Bonds,               11/08 at 101            AAA        2,860,655
                 Series 1998A, 4.750%, 11/01/20

       10,000   Monroe County, Michigan, Pollution Control Revenue Bonds                 9/03 at 102            AAA       10,769,400
                 (Detroit Edison Company Project), Series CC-1992,
                 6.550%, 9/01/24 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 1.5%

        3,000   Duluth Economic Development Authority, Minnesota, Hospital               5/02 at 102            AAA        3,114,300
                 Facilities Revenue Bonds (St. Luke's Hospital of Duluth Project),
                 Series 1992B, 6.400%, 5/01/18

        8,180   Minnesota Housing Finance Agency, Rental Housing Bonds,                  2/05 at 102            AAA        8,463,273
                 1995 Series D, 5.950%, 2/01/18


------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 1.0%

        1,000   City of Hazelwood Industrial Development Authority, Missouri,            9/06 at 102            AAA        1,055,800
                 Multifamily Housing Revenue Refunding Bonds (GNMA
                 Collateralized - The Lakes Apartments Project), Series 1996,
                 6.000%, 9/20/16

        4,500   Kansas City Land Clearance for Redevelopment Authority,                 12/05 at 102            AAA        4,801,365
                 Missouri, Lease Revenue Bonds (Municipal Auditorium and
                 Muehlebach Hotel Redevelopment Projects), Series 1995A,
                 5.900%, 12/01/18

        1,000   Kansas City Municipal Assistance Corporation, Missouri,                  1/06 at 101            AAA        1,066,120
                 Leasehold Revenue Bonds (Capital Improvement), Series 1996B,
                 5.750%, 1/15/14

        1,030   Missouri Housing Development Commission, Multifamily                    12/06 at 102            AAA        1,083,859
                 Housing Revenue Bonds (Brookstone Village Apartments
                 Project), 1996 Series A, 6.000%, 12/01/16 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 5.2%

        5,000   Clark County, Nevada, Industrial Development Revenue Bonds               6/02 at 102            AAA        5,210,750
                 (Nevada Power Company Project), Series 1992A,
                 6.700%, 6/01/22 (Alternative Minimum Tax)

        5,000   Clark County, Nevada, Industrial Development Revenue Bonds               7/10 at 102            AAA        5,401,150
                 (Southwest Gas Corporation), Series 2000C, 5.950%, 12/01/38
                 (Alternative Minimum Tax)

        5,500   Director of the State of Nevada, Department of Business and              1/10 at 102            AAA        5,786,660
                 Industry, Revenue Bonds (Las Vegas Monorail Project), 1st Tier
                 Series 2000, 5.625%, 1/01/32

                Las Vegas Convention and Visitors Authority, Nevada, Revenue
                Bonds, Series 1999:
        2,695    5.750%, 7/01/15                                                         7/09 at 101            AAA        2,955,175
        6,035    5.750%, 7/01/16                                                         7/09 at 101            AAA        6,576,400
        6,500    5.750%, 7/01/17                                                         7/09 at 101            AAA        7,043,465
        3,535    5.750%, 7/01/18                                                         7/10 at 100            AAA        3,809,139
        4,000    6.000%, 7/01/19                                                         7/09 at 101            AAA        4,387,640


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 11.7%

        4,090   New York Metropolitan Transportation Authority, Commuter                No Opt. Call            AAA        5,038,962
                 Facilities Revenue Bonds, Series 1994A, 8.000%, 7/01/07

        4,985   New York Metropolitan Transportation Authority, Transit Facilities      No Opt. Call            AAA        6,141,620
                 Revenue Bonds, Series O, 8.000%, 7/01/07

    PRINCIPAL                                                                          OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*      RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------

                NEW YORK (continued)

$       2,265   Nassau County, New York, General Obligations, Serial General             3/10 at 100            AAA    $   2,727,219
                 Improvement Bonds, Series F, 7.000%, 3/01/14

                Nassau County, New York, General Obligations, Serial General
                Improvement Bonds, Series E:
        1,755    6.000%, 3/01/16                                                         3/10 at 100            AAA        1,967,864
        2,740    6.000%, 3/01/18                                                         3/10 at 100            AAA        3,037,865

        7,500   Nassau County Healthcare Corporation, New York, Health                   8/09 at 102            AAA        8,011,050
                 System Revenue Bonds (Nassau County Guaranteed), Series 1999,
                 5.750%, 8/01/29

        4,000   City of New York, New York, General Obligation Bonds,                   No Opt. Call            AAA        4,687,800
                 Fiscal 1995 Series E, 8.000%, 8/01/05

        7,900   City of New York, New York, General Obligation Bonds,                3/06 at 101 1/2            AAA        8,415,712
                 Fiscal 1996 Series I, 5.875%, 3/15/18

        1,675   City of New York, New York, General Obligation Bonds,                8/02 at 101 1/2            AAA        1,741,983
                 Fiscal 1993 Series A, 5.750%, 8/01/10

        7,000   City of New York Municipal Water Finance Authority, New York,            6/09 at 101            AAA        7,477,330
                 Water and Sewer System Revenue Bonds, Fiscal 2000 Series A,
                 5.750%, 6/15/31

                New York State Dormitory Authority, New Island Hospital Insured
                Revenue Bonds, Series 1999B:
        3,400    5.750%, 7/01/19                                                         7/09 at 101            AAA        3,663,670
        5,750    6.000%, 7/01/24                                                         7/09 at 101            AAA        6,287,740

       10,000   New York State Housing Finance Agency, Housing Project                   5/06 at 102            AAA       10,646,000
                 Mortgage Revenue Bonds, 1996 Series A Refunding,
                 6.125%, 11/01/20

        6,095   New York State Medical Care Facilities Finance Agency,                   2/05 at 102            AAA        6,877,598
                 Mental Health Services Facilities Improvement Revenue Bonds,
                 1995 Series C, 6.000%, 8/15/15 (Pre-refunded to 2/15/05)

                New York State Medical Care Facilities Finance Agency, New York
                Hospital FHA-Insured Mortgage Revenue Bonds, Series 1994A:
        3,000    6.750%, 8/15/14 (Pre-refunded to 2/15/05)                               2/05 at 102            AAA        3,455,820
        2,500    6.800%, 8/15/24 (Pre-refunded to 2/15/05)                               2/05 at 102            AAA        2,883,425

                New York State Urban Development Corporation, Correctional
                Capital Facilities Revenue Bonds, Series 7:
        3,505    5.700%, 1/01/27                                                         1/07 at 102            AAA        3,695,216
        5,000    5.700%, 1/01/27                                                         1/07 at 102            AAA        5,271,350


------------------------------------------------------------------------------------------------------------------------------------
                NORTH DAKOTA - 2.5%

       10,715   City of Fargo, North Dakota, Health System Revenue Bonds                 6/10 at 101            AAA       11,215,069
                 (MertiCare Obligated Group), Series 2000A, 5.600%, 6/01/21

        8,000   State of North Dakota, Student Loan Revenue Bonds, Series 2000B,        12/10 at 100            AAA        8,219,520
                 5.850%, 12/01/25 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA - 0.7%

                Oklahoma City, Oklahoma, Airport Trust Junior Lien Tax Exempt
                Bonds, Twenty Seventh Series 2000A:
        1,320    5.125%, 7/01/20                                                         7/10 at 100            AAA        1,332,038
        4,040    5.250%, 7/01/21                                                         7/10 at 100            AAA        4,108,640


------------------------------------------------------------------------------------------------------------------------------------
                OREGON - 2.4%

                City of Portland, Oregon, Airport Way Urban Renewal and
                Redevelopment Bonds, 2000 Series A:
        4,405    5.700%, 6/15/17                                                         6/10 at 101            Aaa        4,754,977
        3,665    5.750%, 6/15/18                                                         6/10 at 101            Aaa        3,952,556
        4,265    5.750%, 6/15/19                                                         6/10 at 101            Aaa        4,575,748
        1,375    5.750%, 6/15/20                                                         6/10 at 101            Aaa        1,485,000

                Portland Housing Authority, Oregon, Multifamily Housing Revenue
                Bonds (Lovejoy Station Apartments Project), Series 2000:
        1,500    5.900%, 7/01/23 (Alternative Minimum Tax)                               7/10 at 100            Aaa        1,567,920
        2,520    6.000%, 7/01/33 (Alternative Minimum Tax)                               7/10 at 100            Aaa        2,639,322


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 4.2%

       12,620   Allegheny County Hospital Development Authority, Pennsylvania,          11/10 at 102            AAA       14,139,448
                 Health System Insured Revenue Bonds (West Penn Allegheny
                 Health System), Series 2000A, 6.500%, 11/15/30

        3,350   Allegheny County Residential Finance Authority, Pennsylvania,           11/06 at 102            Aaa        3,555,590
                 Single Family Mortgage Revenue Bonds, 1996 Series AA,
                 6.450%, 5/01/28 (Alternative Minimum Tax)


                            Nuveen Insured Premium Income Municipal Fund 2 (NPX) (continued)
                                    Portfolio of Investments October 31, 2001

    PRINCIPAL                                                                          OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*      RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------

                PENNSYLVANIA (continued)

$       9,485   Berks County Municipal Authority, Pennsylvania, Hospital Revenue        11/09 at 102            AAA    $  11,114,428
                 Bonds (Reading Hospital and Medical Center Project),
                 Series 1999, 6.000%, 11/01/19 (Pre-refunded to 11/01/09)

        1,000   Luzerne County Industrial Development Authority, Pennsylvania,          12/04 at 102            AAA        1,130,890
                 Exempt Facilities Revenue Refunding Bonds (Pennsylvania Gas
                 and Water Company Project), 1994 Series A, 7.000%, 12/01/17
                 (Alternative Minimum Tax)

        3,355   Pennsylvania Commonwealth System of Higher Education,                    6/02 at 102            AAA        3,481,484
                 University Capital Project Bonds (University of Pittsburgh),
                 1992 Series A, 6.125%, 6/01/21


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 0.9%

        6,500   Piedmont Municipal Power Agency, South Carolina, Electric                1/03 at 102            AAA        6,932,965
                 Revenue Bonds, 1992 Refunding Series, 6.300%, 1/01/22
                 (Pre-refunded to 1/01/03)


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 10.0%

        5,000   Colorado River Municipal Water District, Texas, Water Revenue            1/03 at 100            AAA        5,002,550
                 Refunding Bonds, 5.150%, 1/01/21

        3,895   City of Denton, Texas, Utility System Revenue Bonds, Series 2000A,      12/10 at 100            AAA        4,118,885
                 5.625%, 12/01/19

       21,790   City of Houston, Texas, Airport System Subordinate Lien Revenue          7/10 at 100            AAA       22,323,855
                 Bonds, Series 2000A, 5.500%, 7/01/23 (Alternative Minimum Tax)

        7,500   Lubbock, Texas, Tax and Municipal Drainage Utility Surplus               2/11 at 100            AAA        7,642,950
                 Revenue Certificates of Obligation, Series 2001, 5.300%, 2/15/31

        4,176   Panhandle Regional Housing Finance Corporation, Texas,                   7/12 at 105            Aaa        4,703,053
                 Multifamily Housing Revenue Bonds (Ginnie Mae Collateralized
                 Mortgage - Renaissance of Amarillo Apartments), Series 2001A,
                 6.650%, 7/20/42

                Tarrant County Health Facilities Development Corporation, Texas,
                Hospital Revenue Bonds (Cook Children's Medical Center Project),
                Series 2000A:
        6,725    5.750%, 12/01/17                                                       12/10 at 101            AAA        7,211,218
        7,500    5.750%, 12/01/24                                                       12/10 at 101            AAA        7,925,700

       10,627   Tarrant County Housing Finance Corporation, Texas, Multifamily          10/11 at 105            Aaa       11,905,959
                 Housing Revenue Bonds (GNMA Collateralized Mortgage
                 Loan - Legacy Senior Residence Apartments Project),
                 Series 2001, 6.625%, 4/20/42

                State of Texas, Veterans Housing Assistance Bonds (General
                Obligation Bonds), Series 1993:
        1,315    6.800%, 12/01/23 (Alternative Minimum Tax)                             12/03 at 102            Aa1        1,374,280
        6,585    6.800%, 12/01/23 (Alternative Minimum Tax)                             12/03 at 102            AAA        6,888,437


------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 2.0%

                Intermountain Power Agency, Utah, Power Supply Revenue
                Refunding Bonds, 1993 Series A:
        4,595    5.500%, 7/01/20                                                         7/03 at 102            AAA        4,693,103
        4,970    5.500%, 7/01/20                                                         7/03 at 102            AAA        5,092,908

        2,000   Salt Lake City, Utah, Hospital Revenue Bonds (IHC Hospitals,             8/02 at 100            AAA        2,007,100
                 Inc.), Series 1992, 5.500%, 2/15/21

        3,600   State Board of Regents of the State of Utah, Student Loan Revenue       11/03 at 102            Aaa        3,747,744
                 Bonds, Series 1993B, 5.900%, 11/01/13 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                VERMONT - 0.2%

        1,320   Vermont Educational and Health Buildings Financing Agency,              12/10 at 101            AAA        1,443,512
                 Hospital Revenue Bonds (Fletcher Allen Healthcare Project),
                 Series 2000A, 6.000%, 12/01/23


------------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 0.3%

        2,250   Virginia Housing Development Authority, Multifamily Housing Bonds,       1/08 at 102            AAA        2,412,765
                 Series 1997B, 6.050%, 5/01/17 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 8.9%

       10,000   Chelan County, Washington, Public Utility District No. 1, Chelan         7/11 at 101            AAA       10,353,400
                 Hydro Consolidated System Revenue Bonds, Series 2001B,
                 5.600%, 1/01/36 (Alternative Minimum Tax)

        5,230   Douglas County, Washington, Public Utility District No. 1, Wells         9/09 at 102            AAA        5,719,162
                 Hydroelectric Revenue Bonds, Series 1999A, 6.125%, 9/01/29
                 (Alternative Minimum Tax)

        3,485   Grant County, Washington, Public Utility District No. 2, Priest          1/06 at 102            AAA        3,663,920
                 Rapids Hydroelectric Development Revenue Bonds, Second
                 Series 1996B, 5.900%, 1/01/21 (Alternative Minimum Tax)

    PRINCIPAL                                                                          OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION                                                              PROVISIONS*      RATINGS**            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON (continued)

$       2,500   City of Tacoma, Washington, Sewer Revenue Bonds, 1995 Series B,         12/05 at 100            AAA    $   2,834,775
                 6.375%, 12/01/15

        8,100   Seattle Healthcare Facilities Authority, Washington, Revenue             2/03 at 102            AAA        8,561,619
                 Bonds (Virginia Mason Obligated Group), Series 1992,
                 6.300%, 2/15/17

        6,130   Seattle Healthcare Facilities Authority, Washington, Revenue            11/02 at 102            AAA        6,511,899
                 Bonds (Swedish Hospital Medical Center), Series 1992,
                 6.300%, 11/15/22 (Pre-refunded to 11/15/02)

       10,455   Washington Public Power Supply System, Nuclear Project No. 1             7/03 at 102            AAA       10,828,034
                 Refunding Revenue Bonds, Series 1993A, 5.700%, 7/01/17

        3,750   Washington Public Power Supply System, Nuclear Project No. 1             7/03 at 102            AAA        3,954,863
                 Refunding Revenue Bonds, Series 1993B, 5.600%, 7/01/15

       10,500   Washington Public Power Supply System, Nuclear Project No. 1             7/06 at 102            AAA       11,562,600
                 Refunding Revenue Bonds, Series 1996-A, 5.750%, 7/01/11

        6,295   Washington Public Power Supply System, Nuclear Project No. 3             7/03 at 102            AAA        6,482,717
                 Refunding Revenue Bonds, Series 1993B, 5.600%, 7/01/17


------------------------------------------------------------------------------------------------------------------------------------
                WEST VIRGINIA - 2.8%

       20,000   Pleasants County Commission, West Virginia, Pollution Control            5/05 at 102            AAA       21,952,200
                 Revenue Bonds (Monongahela Power Company Pleasants
                 Station Project), 1995 Series C, 6.150%, 5/01/15


------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 4.4%

        7,000   La Crosse, Wisconsin, Resource Recovery Revenue Refunding               No Opt. Call            AAA        7,883,330
                 Bonds (Northern States Power Company Project), Series 1996,
                 6.000%, 11/01/21 (Alternative Minimum Tax)

                Milwaukee County, Wisconsin, Airport Revenue Bonds, Series 2000A:
        1,325    6.000%, 12/01/20 (Alternative Minimum Tax)                             12/10 at 100            Aaa        1,431,265
       12,750    5.750%, 12/01/25 (Alternative Minimum Tax)                             12/10 at 100            Aaa       13,445,385

        6,250   Wisconsin Health and Educational Facilities Authority, Revenue           8/06 at 102            AAA        6,621,562
                 Bonds (Sinai Samaritan Medical Center, Inc. Project),
                 Series 1996, 5.750%, 8/15/16

        5,000   Wisconsin Health and Educational Facilities Authority, Revenue           8/05 at 102            AAA        5,492,049
                 Bonds (Mercy Health System Corporation), Series 1995,
                 6.125%, 8/15/13
------------------------------------------------------------------------------------------------------------------------------------
$     788,748   Total Investments (cost $722,989,125) - 98.6%                                                            777,068,689
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.4%                                                                      11,127,558
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                      $ 788,196,247
                ====================================================================================================================


                    All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or
                    Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

                * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               **   Ratings (not covered by the report of independent auditors):
                    Using the higher of Standard & Poor's or Moody's rating.

                                 See accompanying notes to financial statements.


Statement of
       Net Assets October 31, 2001
                                                                INSURED              INSURED             PREMIER             INSURED
                                                                QUALITY          OPPORTUNITY      INSURED INCOME    PREMIUM INCOME 2
                                                                  (NQI)                (NIO)               (NIF)               (NPX)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in municipal securities, at market value       $903,853,872       $1,963,401,337        $451,998,660        $777,068,689
Temporary investments in short-term municipal securities,
   at amortized cost, which approximates market value                --                   --           6,625,000                  --
Cash                                                                 --                   --           2,565,197                  --
Receivables:
   Interest                                                  14,602,431           31,643,512           7,972,933          14,341,132
   Investments sold                                          14,792,337           12,938,934              65,000              80,412
Other assets                                                     39,152               65,785              16,580              35,609
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                          933,287,792        2,008,049,568         469,243,370         791,525,842
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                4,170,242            4,426,045                  --              40,603
Payable for investments purchased                            10,592,760           41,336,831           6,721,838                  --
Accrued expenses:
   Management fees                                              483,229            1,011,710             247,861             418,167
   Other                                                        280,699              510,792             138,329             381,370
Preferred share dividends payable                                56,374              146,844              35,637              49,321
Common share dividends payable                                2,705,786            5,957,980           1,445,562           2,440,134
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                      18,289,090           53,390,202           8,589,227           3,329,595
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                                 $914,998,702       $1,954,659,366        $460,654,143        $788,196,247
====================================================================================================================================
Preferred shares, at liquidation value                     $318,000,000       $  680,000,000        $161,000,000        $268,900,000
====================================================================================================================================
Preferred shares outstanding                                     12,720               27,200               6,440              10,756
====================================================================================================================================
Common shares outstanding                                    37,843,166           81,060,946          19,274,160          37,253,959
====================================================================================================================================
Net asset value per Common share outstanding (net
   assets less Preferred shares at liquidation value,
   divided by Common shares outstanding)                   $      15.78       $        15.72        $      15.55        $      13.94
====================================================================================================================================


                                 See accompanying notes to financial statements.

Statement of
    Operations Year Ended October 31, 2001

                                                               INSURED              INSURED             PREMIER             INSURED
                                                               QUALITY          OPPORTUNITY      INSURED INCOME    PREMIUM INCOME 2
                                                                 (NQI)                (NIO)               (NIF)               (NPX)
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                          $51,559,993         $110,101,357         $26,457,663         $43,547,290
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                              5,579,349           11,734,957           2,880,565           4,856,430
Preferred shares - auction fees                                795,000            1,700,000             402,500             672,250
Preferred shares - dividend disbursing agent fees               50,000               70,000              30,000              50,000
Shareholders' servicing agent fees and expenses                108,593              225,807              48,047              73,926
Custodian's fees and expenses                                  265,188              531,162             125,052             233,446
Directors'/Trustees' fees and expenses                           9,463               21,885               6,816               9,563
Professional fees                                               21,841               34,838              20,365              18,264
Shareholders' reports - printing and mailing expenses           73,658              180,138              46,154              64,248
Stock exchange listing fees                                     31,500               63,775              30,319              31,600
Investor relations expense                                     117,050              253,854              59,101              98,418
Portfolio insurance expense                                     62,138              120,339                  --              21,378
Other expenses                                                  41,855               87,448              27,376              35,720
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit                   7,155,635           15,024,203           3,676,295           6,165,243
   Custodian fee credit                                       (102,382)            (127,914)            (43,288)           (110,841)
-----------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                 7,053,253           14,896,289           3,633,007           6,054,402
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                       44,506,740           95,205,068          22,824,656          37,492,888
-----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain from investment transactions               8,468,012           16,381,120           5,002,925           3,787,085
Change in net unrealized appreciation (depreciation)
   of investments                                           36,864,158           67,267,115          11,314,431          28,376,973
-----------------------------------------------------------------------------------------------------------------------------------
Net gain from investments                                   45,332,170           83,648,235          16,317,356          32,164,058
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                 $89,838,910         $178,853,303         $39,142,012         $69,656,946
===================================================================================================================================


                                 See accompanying notes to financial statements.


Statement of
    Changes in Net Assets

                                                                  INSURED QUALITY (NQI)                INSURED OPPORTUNITY (NIO)
                                                           ---------------------------------     ----------------------------------
                                                             YEAR ENDED           YEAR ENDED         YEAR ENDED          YEAR ENDED
                                                               10/31/01             10/31/00           10/31/01            10/31/00
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                      $ 44,506,740         $ 45,226,239     $   95,205,068      $   98,205,252
Net realized gain (loss) from investment transactions         8,468,012           (5,543,070)        16,381,120         (14,066,587)
Change in net unrealized appreciation (depreciation)
   of investments                                            36,864,158           28,578,037         67,267,115          45,710,845
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                   89,838,910           68,261,206        178,853,303         129,849,510
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From undistributed net investment income:
   Common shareholders                                      (32,021,289)         (34,092,803)       (70,123,691)        (71,509,114)
   Preferred shareholders                                    (9,939,317)         (12,837,092)       (20,771,576)        (27,154,895)
-----------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders   (41,960,606)         (46,929,895)       (90,895,267)        (98,664,009)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets                                   47,878,304           21,331,311         87,958,036          31,185,501
Net assets at the beginning of year                         867,120,398          845,789,087      1,866,701,330       1,835,515,829
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                              $914,998,702         $867,120,398     $1,954,659,366      $1,866,701,330
===================================================================================================================================
Balance of undistributed net investment income at the
   end of year                                             $  2,703,243         $    151,140     $    5,025,893      $      710,123
===================================================================================================================================

                                 See accompanying notes to financial statements.



                                                              PREMIER INSURED INCOME (NIF)          INSURED PREMIUM INCOME 2 (NPX)
                                                           ---------------------------------       --------------------------------
                                                             YEAR ENDED           YEAR ENDED         YEAR ENDED          YEAR ENDED
                                                               10/31/01             10/31/00           10/31/01            10/31/00
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                      $ 22,824,656         $ 23,158,475       $ 37,492,888        $ 36,978,312
Net realized gain (loss) from investment transactions         5,002,925           (3,333,517)         3,787,085         (15,267,529)
Change in net unrealized appreciation (depreciation)
   of investments                                            11,314,431           11,555,786         28,376,973          39,669,073
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                   39,142,012           31,380,744         69,656,946          61,379,856
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From undistributed net investment income:
   Common shareholders                                      (17,031,612)         (17,070,796)       (27,940,467)        (26,576,839)
   Preferred shareholders                                    (5,000,703)          (6,433,995)        (8,429,610)        (10,748,537)
Decrease in net assets from distributions to shareholders   (22,032,315)         (23,504,791)       (36,370,077)        (37,325,376)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets                                   17,109,697            7,875,953         33,286,869          24,054,480
Net assets at the beginning of year                         443,544,446          435,668,493        754,909,378         730,854,898
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                              $460,654,143         $443,544,446       $788,196,247        $754,909,378
===================================================================================================================================
Balance of undistributed net investment income at the
   end of year                                             $  1,315,694         $    520,462       $  1,953,338        $    830,527
===================================================================================================================================

                                 See accompanying notes to financial statements.


Notes to
       Financial Statements


1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES
The National Funds (the "Funds") covered in this report and their corresponding New York Stock Exchange symbols are Nuveen Insured Quality Municipal Fund, Inc.
(NQI), Nuveen Insured Municipal Opportunity Fund, Inc. (NIO), Nuveen Premier Insured Municipal Income Fund, Inc. (NIF) and Nuveen Insured Premium Income Municipal Fund 2 (NPX).

Each Fund seeks to provide current income exempt from regular federal income tax by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities. The Funds are registered under the Investment Company Act of 1940 as closed-end, diversified management investment companies.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors/Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Directors/Trustees of the Funds may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At October 31, 2001, Insured Quality (NQI), Insured Opportunity (NIO) and Premier Insured (NIF) had outstanding when-issued or delayed delivery purchase commitments of $10,592,760, $36,987,253 and $6,721,838, respectively. There were no such outstanding purchase commitments in Insured Premium Income 2 (NPX).

Investment Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities.

Federal Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. All monthly tax-exempt income dividends paid during the fiscal year ended October 31, 2001, have been designated Exempt Interest Dividends.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend and payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Preferred Shares
The Funds have issued and outstanding $25,000 stated value Preferred shares. Each Fund's Preferred shares are issued in more than one Series. The dividend rate on each Series may change every seven days, as set by the auction agent. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                                                            PREMIER      INSURED
                                  INSURED      INSURED      INSURED      PREMIUM
                                  QUALITY  OPPORTUNITY       INCOME     INCOME 2
                                    (NQI)        (NIO)        (NIF)        (NPX)
--------------------------------------------------------------------------------
Number of shares:
   Series M                         2,600        4,000           --        2,080
   Series T                         2,600        4,000           --        2,200
   Series W                         2,600        4,000          840        2,080
   Series W2                           --        3,200           --           --
   Series Th                        2,320        4,000        2,800        2,200
   Series Th2                          --        4,000           --           --
   Series F                         2,600        4,000        2,800        2,196
--------------------------------------------------------------------------------
Total                              12,720       27,200        6,440       10,756
================================================================================

Insurance
The Funds invest in municipal securities which are either covered by insurance or are backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest. Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Funds' shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Funds ultimately dispose of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance is effective only while the municipal securities are held by the Funds. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the net asset value of the Funds' shares include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Funds the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the fiscal year ended October 31, 2001.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Audit Guide
In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. It is not anticipated that the adoption of the Guide will have a significant effect on the financial statements.


2. FUND SHARES
There were no share transactions during the fiscal year ended October 31, 2001, nor during the fiscal year ended October 31, 2000, in any of the Funds.



3. DISTRIBUTIONS TO COMMON SHAREHOLDERS
The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on December 3, 2001, to shareholders of record on November 15, 2001, as follows:
                                                            PREMIER      INSURED
                                  INSURED      INSURED      INSURED      PREMIUM
                                  QUALITY  OPPORTUNITY       INCOME     INCOME 2
                                    (NQI)        (NIO)        (NIF)        (NPX)
--------------------------------------------------------------------------------
Dividend per share                 $.0715       $.0735       $.0750       $.0655
================================================================================

Notes to
    Financial Statements (continued)

4. SECURITIES TRANSACTIONS
Purchases and sales (including maturities) of investments in long-term municipal securities and short-term municipal securities for the fiscal year ended October 31, 2001, were as follows:

                                                                                      PREMIER      INSURED
                                                           INSURED       INSURED      INSURED      PREMIUM
                                                           QUALITY   OPPORTUNITY       INCOME     INCOME 2
                                                             (NQI)         (NIO)        (NIF)        (NPX)
----------------------------------------------------------------------------------------------------------
Purchases:
   Long-term municipal securities                     $305,048,141  $766,543,534 $150,215,269 $208,250,759
   Short-term municipal securities                     134,940,000   175,815,000   27,725,000   43,200,000
Sales and maturities:
   Long-term municipal securities                      317,163,134   749,962,555  153,888,475  222,452,487
   Short-term municipal securities                     134,940,000   175,815,000   21,100,000   61,200,000
==========================================================================================================


At October 31, 2001, the cost of investments owned for federal income tax purposes were as follows:

                                                           PREMIER       INSURED
                             INSURED         INSURED       INSURED       PREMIUM
                             QUALITY     OPPORTUNITY        INCOME      INCOME 2
                               (NQI)           (NIO)         (NIF)         (NPX)
--------------------------------------------------------------------------------
                        $838,217,437  $1,824,071,677  $426,836,840  $723,019,125
================================================================================


At October 31, 2001, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                            PREMIER      INSURED
                                                            INSURED      PREMIUM
                                                             INCOME     INCOME 2
                                                              (NIF)        (NPX)
--------------------------------------------------------------------------------
Expiration year:
   2003                                                      $   --  $ 9,979,714
   2004                                                          --    2,080,786
   2005                                                          --           --
   2006                                                          --           --
   2007                                                          --           --
   2008                                                     755,281   15,327,981
--------------------------------------------------------------------------------
Total                                                      $755,281  $27,388,481
================================================================================

5. UNREALIZED APPRECIATION (DEPRECIATION)
Gross unrealized appreciation and gross unrealized depreciation of investments for federal income tax purposes at October 31, 2001, were as follows:

                                                              PREMIER      INSURED
                                    INSURED       INSURED     INSURED      PREMIUM
                                    QUALITY   OPPORTUNITY      INCOME     INCOME 2
                                      (NQI)         (NIO)       (NIF)        (NPX)
----------------------------------------------------------------------------------
Gross unrealized:
   appreciation                $66,078,011  $140,596,829  $31,886,568  $54,099,165
   depreciation                   (441,576)   (1,267,169)     (99,748)     (49,601)
----------------------------------------------------------------------------------
Net unrealized appreciation    $65,636,435  $139,329,660  $31,786,820  $54,049,564
==================================================================================

6. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the Funds' investment management agreements with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets of each Fund:

AVERAGE DAILY NET ASSETS                                          MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $125 million                                           .6500 of 1%
For the next $125 million                                            .6375 of 1
For the next $250 million                                            .6250 of 1
For the next $500 million                                            .6125 of 1
For the next $1 billion                                              .6000 of 1
For the next $3 billion                                              .5875 of 1
For net assets over $5 billion                                       .5750 of 1
================================================================================


The fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors/Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser.


7. COMPOSITION OF NET ASSETS
At October 31, 2001, net assets consisted of:

                                                                                          PREMIER       INSURED
                                                            INSURED         INSURED       INSURED       PREMIUM
                                                            QUALITY     OPPORTUNITY        INCOME      INCOME 2
                                                              (NQI)           (NIO)         (NIF)         (NPX)
---------------------------------------------------------------------------------------------------------------
Preferred shares, $25,000 stated value per share,
   at liquidation value                                $318,000,000  $  680,000,000  $161,000,000  $268,900,000
Common shares, $.01 par value per share                     378,432         810,609       192,742       372,540
Paid-in surplus                                         527,203,682   1,127,615,979   267,114,168   490,309,287
Balance of undistributed net investment income            2,703,243       5,025,893     1,315,694     1,953,338
Accumulated net realized gain (loss) from
   investment transactions                                1,049,839         874,462      (755,281)  (27,418,482)
Net unrealized appreciation of investments               65,663,506     140,332,423    31,786,820    54,079,564
---------------------------------------------------------------------------------------------------------------
Net assets                                             $914,998,702  $1,954,659,366  $460,654,143  $788,196,247
===============================================================================================================
Authorized shares:
   Common                                               200,000,000     200,000,000   200,000,000     Unlimited
   Preferred                                              1,000,000       1,000,000     1,000,000     Unlimited
===============================================================================================================


Notes to
    Financial Statements (continued)

8. INVESTMENT COMPOSITION
At October 31, 2001, the revenue sources by municipal purpose, expressed as a percent of long-term investments, were as follows:

                                                             PREMIER     INSURED
                                    INSURED      INSURED     INSURED     PREMIUM
                                    QUALITY  OPPORTUNITY      INCOME    INCOME 2
                                      (NQI)        (NIO)       (NIF)       (NPX)
--------------------------------------------------------------------------------
Education and Civic Organizations         1%           2%          2%         4%
Healthcare                               19           14          16         13
Housing/Multifamily                       8            3           3         10
Housing/Single Family                     4           11           3          4
Long-Term Care                           --           --           1         --
Tax Obligation/General                   11            6           2          4
Tax Obligation/Limited                    8            9          16         13
Transportation                           18           12          16         17
U.S. Guaranteed                          12           16          20          9
Utilities                                14           10          17         22
Water and Sewer                           5           17           4          4
--------------------------------------------------------------------------------
                                        100%         100%        100%       100%
================================================================================


All of the long-term investments owned by the Funds are either covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest in the event of default. Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of the Funds' shares.

For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

                   Financial
                           Highlights
Selected data for a Common share outstanding throughout each year ended October 31:

                                            Investment Operations                               Less Distributions
                                      ---------------------------------       ------------------------------------------------------
                                                                                                      From       From
                                                                                                      and in     and in
                                                                              Net         Net         Excess of  Excess of
                                                   Net                        Investment  Investment  Capital    Capital
                                                   Realized/                  Income to   Income to   Gains to   Gains to
                          Beginning   Net          Unrealized                 Common      Preferred   Common     Preferred
                          Net Asset   Investment   Investment                 Share-      Share-      Share-     Share-
                          Value       Income       Gain (Loss)    Total       holders     holders+    holders    holders+    Total
====================================================================================================================================
INSURED QUALITY (NQI)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2001                      $14.51      $1.18        $ 1.20         $2.38       $(.85)      $(.26)      $  --      $ --        $(1.11)
2000                       13.95       1.20           .60          1.80        (.90)       (.34)         --        --         (1.24)
1999                       16.02       1.17         (1.91)         (.74)       (.92)       (.22)       (.13)      (.04)       (1.31)
1998                       15.68       1.18           .36          1.54        (.94)       (.25)       (.01)       --         (1.20)
1997                       15.50       1.22           .28          1.50        (.98)       (.25)       (.07)      (.02)       (1.32)
INSURED OPPORTUNITY (NIO)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2001                       14.64       1.17          1.04          2.21        (.87)       (.26)         --        --         (1.13)
2000                       14.25       1.21           .39          1.60        (.88)       (.33)         --        --         (1.21)
1999                       16.04       1.18         (1.73)         (.55)       (.94)       (.24)       (.04)      (.01)       (1.23)
1998                       15.78       1.21           .28          1.49        (.97)       (.26)         --        --         (1.23)
1997                       15.54       1.23           .28          1.51        (.98)       (.26)       (.02)      (.01)       (1.27)
PREMIER INSURED INCOME (NIF)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2001                       14.66       1.18           .85          2.03        (.88)       (.26)         --        --         (1.14)
2000                       14.25       1.20           .43          1.63        (.89)       (.33)         --        --         (1.22)
1999                       16.18       1.16         (1.89)         (.73)       (.90)       (.23)       (.04)      (.01)       (1.18)
1998                       15.84       1.16           .38          1.54        (.92)       (.25)       (.02)      (.01)       (1.20)
1997                       15.49       1.19           .36          1.55        (.94)       (.26)         --        --         (1.20)
INSURED PREMIUM INCOME 2 (NPX)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2001                       13.05       1.01           .86          1.87        (.75)       (.23)         --        --          (.98)
2000                       12.40        .99           .66          1.65        (.71)       (.29)         --        --         (1.00)
1999                       14.10        .97         (1.71)         (.74)       (.73)       (.23)         --        --          (.96)
1998                       13.60        .95           .53          1.48        (.73)       (.25)         --        --          (.98)
1997                       13.04       1.00           .54          1.54        (.73)       (.25)         --        --          (.98)
====================================================================================================================================


                                                                                     Total Returns
                                                                                 ---------------------
                            Offering
                            Costs and                                                            Based
                            Preferred          Ending                            Based           on
                            Share              Net             Ending            on              Net
                            Underwriting       Asset           Market            Market          Asset
                            Discounts          Value           Value             Value*          Value*
=======================================================================================================
INSURED QUALITY (NQI)
-------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2001                        $ --               $15.78          $14.9200          15.53%          14.94%
2000                          --                14.51           13.6875          10.94           10.86
1999                         (.02)              13.95           13.1875          (9.65)          (6.77)
1998                          --                16.02           15.6250           6.13            8.43
1997                          --                15.68           15.6250          10.57            8.22
INSURED OPPORTUNITY (NIO)
-------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2001                          --                15.72           14.7400          19.84           13.61
2000                          --                14.64           13.0625           5.06            9.25
1999                         (.01)              14.25           13.3125         (14.71)          (5.33)
1998                          --                16.04           16.6250          12.03            7.99
1997                          --                15.78           15.7500          10.18            8.32
PREMIER INSURED INCOME (NIF)
-------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2001                          --                15.55           15.2500          19.97           12.40
2000                          --                14.66           13.5000           9.92            9.41
1999                         (.02)              14.25           13.1250         (17.33)          (6.42)
1998                          --                16.18           16.8750          14.06            8.35
1997                          --                15.84           15.6875          12.09            8.56
INSURED PREMIUM INCOME 2 (NPX)
-------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2001                          --                13.94           13.7500          29.46           12.85
2000                          --                13.05           11.2500           4.35           11.35
1999                          --                12.40           11.5000         (11.16)          (7.21)
1998                          --                14.10           13.6875          16.35            9.28
1997                          --                13.60           12.4375          15.45           10.15
=======================================================================================================


                                                 Ratios/Supplemental Data
                            ---------------------------------------------------------------------
                                                               Before Credit
                                          -------------------------------------------------------
                                                          Ratio of Net               Ratio of Net
                                          Ratio of        Investment   Ratio of      Investment
                                          Expenses        Income to    Expenses      Income to
                                          to Average      Average      to Average    Average
                            Ending        Net Assets      Net Assets   Total         Total
                            Net           Applicable      Applicable   Net Assets    Net Assets
                            Assets        to Common       to Common    Including     Including
                            (000)         Shares++        Shares++     Preferred++   Preferred++
================================================================================================
INSURED QUALITY (NQI)
------------------------------------------------------------------------------------------------
Year Ended 10/31:
2001                        $  914,999    1.24%           7.72%        .80%          4.97%
2000                           867,120    1.24            8.48         .78           5.31
1999                           845,789    1.19            7.67         .79           5.11
1998                           863,179    1.13            7.49         .79           5.21
1997                           848,362    1.15            7.88         .79           5.44
INSURED OPPORTUNITY (NIO)
------------------------------------------------------------------------------------------------
Year Ended 10/31:
2001                         1,954,659    1.21            7.69         .78           4.96
2000                         1,866,701    1.20            8.47         .76           5.34
1999                         1,835,516    1.16            7.67         .77           5.07
1998                         1,892,589    1.13            7.60         .77           5.17
1997                         1,861,771    1.15            7.92         .78           5.34
PREMIER INSURED INCOME (NIF)
------------------------------------------------------------------------------------------------
Year Ended 10/31:
2001                           460,654    1.26            7.79         .81           5.03
2000                           443,544    1.26            8.37         .79           5.29
1999                           435,668    1.19            7.49         .79           5.01
1998                           450,466    1.16            7.29         .79           5.00
1997                           443,173    1.17            7.61         .80           5.18
INSURED PREMIUM INCOME 2 (NPX)
------------------------------------------------------------------------------------------------
Year Ended 10/31:
2001                           788,196    1.22            7.39         .80           4.82
2000                           754,909    1.22            7.87         .77           5.00
1999                           730,855    1.21            7.11         .79           4.64
1998                           793,862    1.20            6.89         .79           4.53
1997                           775,213    1.23            7.55         .80           4.89
================================================================================================

                                         Ratios/Supplemental Data
                         ------------------------------------------------------------------     Municipal Auction Rate Cumulative
                                              After Credit**                                     Preferred Stock at End of Year
                         -------------------------------------------------------              -------------------------------------
                                       Ratio of Net                 Ratio of Net
                         Ratio of      Investment     Ratio of      Investment
                         Expenses      Income to      Expenses      Income to
                         to Average    Average        to Average    Average
                         Net Assets    Net Assets     Total         Total                     Aggregate    Liquidation
                         Applicable    Applicable     Net Assets    Net Assets    Portfolio   Amount       and Market      Asset
                         To Common     to Common      Including     Including     Turnover    Outstanding  Value           Coverage
                         Shares++      Shares++       Preferred++   Preferred++   Rate        (000)        Per Share       Per Share
====================================================================================================================================
INSURED QUALITY (NQI)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2001                     1.23%         7.74%          .79%          4.98%         34%         $318,000     $25,000         $71,934
2000                     1.23          8.49           .77           5.32          24           318,000      25,000          68,170
1999                     1.18          7.67           .79           5.11          27           318,000      25,000          66,493
1998                     1.13          7.49           .79           5.21          16           260,000      25,000          82,998
1997                     1.15          7.88           .79           5.44           8           260,000      25,000          81,573
INSURED OPPORTUNITY (NIO)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2001                     1.20          7.70           .78           4.97          39           680,000      25,000          71,862
2000                     1.20          8.48           .76           5.34          16           680,000      25,000          68,629
1999                     1.16          7.67           .77           5.07          26           680,000      25,000          67,482
1998                     1.13          7.60           .77           5.17          12           600,000      25,000          78,858
1997                     1.15          7.92           .78           5.34           8           600,000      25,000          77,574
PREMIER INSURED INCOME (NIF)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2001                     1.24          7.81           .80           5.03          34           161,000      25,000          71,530
2000                     1.24          8.39           .79           5.30          21           161,000      25,000          68,873
1999                     1.18          7.50           .79           5.01          32           161,000      25,000          67,650
1998                     1.16          7.29           .79           5.00          10           140,000      25,000          80,440
1997                     1.17          7.61           .80           5.18           4           140,000      25,000          79,138
INSURED PREMIUM INCOME 2 (NPX)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2001                     1.20          7.41           .78           4.84          27           268,900      25,000          73,280
2000                     1.20          7.88           .77           5.01          55           268,900      25,000          70,185
1999                     1.21          7.11           .79           4.64          35           268,900      25,000          67,949
1998                     1.20          6.89           .79           4.53          31           268,900      25,000          73,806
1997                     1.23          7.55           .80           4.89          37           268,900      25,000          72,073
====================================================================================================================================


* Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per share. Total returns are not annualized.

**   After custodian fee credit, where applicable.

+    The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.


Build Your Wealth
       Automatically


Sidebar text: Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.


NUVEEN EXCHANGE-TRADED FUNDS DIVIDEND REINVESTMENT PLAN
Your Nuveen Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT
To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED
The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBILITY
You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Fund
  Information


BOARD OF DIRECTORS
Robert P. Bremner
Lawrence H. Brown
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

FUND MANAGER
Nuveen Advisory Corp.
333 West Wacker Drive
CHICAGO, IL 60606

CUSTODIAN, TRANSFER AGENT
AND SHAREHOLDER SERVICES
JPMorgan Chase Bank
4 New York Plaza
New York, NY 10004-2413
(800) 257-8787

LEGAL COUNSEL
Morgan, Lewis &
Bockius LLP
Washington, D.C.

INDEPENDENT AUDITORS
Ernst & Young LLP
Chicago, IL

Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the twelve-month period ended October 31, 2001. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Serving Investors
          for Generations

Photo of: John Nuveen, Sr.

For over a century, generations of Americans have relied on Nuveen Investments to help them grow and keep the money they've earned. Financial advisors, investors and their families have associated Nuveen Investments with quality, expertise and dependability since 1898. That is why financial advisors have entrusted the assets of more than 1.3 million investors to Nuveen.

With the know-how that comes from a century of experience, Nuveen continues to build upon its reputation for quality. Now, financial advisors and investors can count on Nuveen Investments to help them design customized solutions that meet the far-reaching financial goals unique to family wealth strategies - solutions that can translate into legacies.

To find out more about how Nuveen Investments' products and services can help you preserve your financial security, talk with your financial advisor, or call us at (800) 257-8787 for more information, including a prospectus where applicable. Please read that information carefully before you invest.



Invest well.

Look ahead.

LEAVE YOUR MARK.(SM)

Logo: NUVEEN Investments

Nuveen Investments o 333 West Wacker Drive
Chicago, IL 60606 o www.nuveen.com                                   FAN-4-10-01